                 As filed with the Securities and Exchange Commission
                                  on January 8, 1998


Registration No. 33-56094
811-7428


                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                  ------------------

                                      FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                             PRE-EFFECTIVE AMENDMENT NO. __        [ ]

                             POST-EFFECTIVE AMENDMENT NO. 1        [X]


                           (Check appropriate box or boxes)
                                  ------------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                  (Exact Name of Registrant as Specified in Charter)

                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
             (Address of Principal Executive Offices, including Zip Code)


                                  ARTHUR E. NICHOLAS
                      C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                            600 WEST BROADWAY, 30TH FLOOR
                             SAN DIEGO, CALIFORNIA 92101
                       (Name and Address of Agent for Service)

                               COPY TO: MICHAEL GLAZER
                        PAUL, HASTINGS, JANOFSKY & WALKER LLP
                                 555 S. FLOWER STREET
                            LOS ANGELES, CALIFORNIA 90071
                                  ------------------

                    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                   AS SOON AS PRACTICABLE FOLLOWING EFFECTIVE DATE.

                                  ------------------




                It is proposed that this filing shall become effective
                           in accordance with Rule 485(a).

                                  ------------------



     Title of Securities Being Registered:  Shares of Beneficial Interest.

                                  ------------------

                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                           FORM N-14 CROSS REFERENCE SHEET

               Part A.  Item No                       Proxy Statement/Prospectus
                 and Caption                              Statement Caption
               ----------------                       --------------------------

1.   Beginning of Registration Statement and      Cover Page
     Outside Front Cover Page of Prospectus

2.   Beginning and Outside Back Cover Page        Table of Contents
     of Prospectus

3.   Fee Table, Synopsis Information and          Purpose of Meeting; Background
     Risk Factors                                 of the Proposed
                                                  Reorganization; Proposal 2.
                                                  Approval of the Proposed
                                                  Reorganization; Comparison of
                                                  the Portfolios and the Funds;
                                                  Risk Factors

4.   Information About the Transaction            Cover Page; Purpose of
                                                  Meeting; Background of the
                                                  Proposed Reorganization;
                                                  Proposal 1. Amendment of the
                                                  Declaration of Trust; Proposal
                                                  2. Approval of the Proposed
                                                  Reorganization; Description of
                                                  the Proposed Reorganization;
                                                  Comparison of the Portfolios
                                                  and the Funds

5.   Information About the Registrant             Purpose of Meeting; Background
                                                  of the Proposed
                                                  Reorganization; Comparison of
                                                  the Portfolios and the Funds;
                                                  Further Information about the
                                                  Portfolios and the Funds

6.   Information About the Company                Purpose of Meeting; Background
     Being Acquired                               of the Proposed
                                                  Reorganization; Comparison of
                                                  the Portfolios and the Funds;
                                                  Further Information about the
                                                  Portfolios and the Funds

7.   Voting Information                           Shares and Voting; Election of
                                                  Trustees; Appendix A

8.   Interest of Certain Persons and Experts      Not Applicable

9.   Additional Information Required for          Not Applicable
     Reoffering by Persons Deemed to be
     Underwriters

               Part B.  Item No.                         Statement of Additional
                  And Caption                              Information Caption
               -----------------                         -----------------------

10.  Cover Page                                        Cover Page

11.  Table of Contents                                 Not Applicable

12.  Additional Information About                      Further information about
     the Registrant                                    the Portfolios and the
                                                       Funds

13.  Additional Information About                      Further information about
     the Company Being Acquired                        the Portfolios and the
                                                       Funds

14.  Financial Statements                              Further information about
                                                       the Portfolios and the
                                                       Funds

                                        Part C
                                        ------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

NICHOLAS-APPLEGATE MUTUAL FUNDS
600 West Broadway
San Diego, California 92101


January 12, 1998


Dear Shareholder:

    A special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") will be held to determine important organizational issues affecting your portfolio. The meeting will begin at 9:00 a.m. local time on February 27, 1998, at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101.

    At the meeting shareholders of the Trust will be asked to approve a reorganization in which the Trust will move from a complex "master-feeder" structure to a simpler and more economical "multi-class" structure. The reorganization is administrative in nature and, while it is very important for the efficient and cost-effective long-term administration of the Trust, it will not affect the objectives, policies or risks of your investment. You may benefit, however, from the reduced cost of administering the Trust.

    Shareholders will also be asked to elect Trustees to take office when the reorganization is concluded and to ratify the selection of Ernst & Young L.L.P. as independent public accountants of the Trust.

    The proposals have been carefully reviewed by your Board of Trustees, which recommends that you approve them. Please read the enclosed materials carefully, and sign, date and mail the enclosed proxy card(s) promptly in the enclosed return envelope. Your vote is important for the proper administration of the Trust.


    Thank you for your attention to this matter. If you have any questions on voting of proxies or the proposals to be considered at the meeting, please call us toll free at 1-800-551-8045.


                                                  [/S/ JOHN D. WYLIE]

                                          John D. Wylie
                                          PRESIDENT

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101
                                 800/ 551-8045

                            ------------------------

                    COMBINED PROXY STATEMENT AND PROSPECTUS
            (FOR ALL PORTFOLIOS EXCEPT GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------


    This Combined Proxy Statement and Prospectus, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a form of Proxy, is being furnished in connection with the special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of all portfolios of the Trust other than the Government Income portfolios (the "Portfolios"). Shareholders of the Government Income portfolios are being asked to approve their reorganization into another portfolio, and are receiving a separate Combined Proxy Statement and Prospectus in connection with the Meeting.



    The various A, B, C, Qualified and Institutional Portfolios of the Trust and the Money Market Portfolio of the Trust currently invest all of their assets in corresponding "master funds" of Nicholas-Applegate Investment Trust. At the Meeting the shareholders of these Portfolios will be asked to approve a reorganization in which the Trust will move from this "master-feeder" structure to a "multi-class" structure. As a result of the reorganization, each Portfolio will invest directly in portfolio securities rather than through the master funds, and each shareholder of an A, B, C, Qualified or Institutional Portfolio will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust having the same aggregate net asset value as the shares of the Portfolio held by such shareholder at the time of closing of the reorganization. The investment objectives, policies and risks of each multi-class series will be identical to the investment objectives, policies and risks of the corresponding Portfolios.


    The shareholders of the Trust also will be asked to elect Trustees of the Trust and to ratify the selection of Ernst & Young L.L.P. as independent accountants.


    The Trust is an open-end, management investment company comprised of a number of diversified portfolios. This Combined Proxy Statement and Prospectus sets forth concisely the information that a shareholder of the Portfolios should know before voting on the proposed reorganization and related actions. It should be read and retained for future reference.



    The most recent Prospectuses and Statements of Additional Information relating to each A, B, C, Qualified and Institutional Portfolio of the Trust are on file with the Securities and Exchange Commission and are incorporated by reference herein. They are available without charge by writing or calling the Trust at its address and telephone number above. The Preliminary Prospectus relating to the corresponding Class A, B, C, Q or I shares of the Trust to be distributed to the shareholders pursuant to the reorganization accompanies this document. The Preliminary Statements of Additional Information relating to the Class A, B, C, Q and I shares of the Trust are also incorporated herein by reference and are available without charge by writing or calling the Trust at its address and telephone number above.


                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                             DATE: JANUARY 12, 1998

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD FEBRUARY 27, 1998
            (FOR ALL PORTFOLIOS EXCEPT GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    A Special Meeting of shareholders (the "Meeting") of Nicholas-Applegate Mutual Funds (the "Trust") will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101 at 9:00 a.m. local time on February 27, 1998.


    For shareholders of all portfolios of the Trust other than the Government Income portfolios (the "Portfolios"), the purpose of the Meeting is:


    1. For shareholders of the Institutional Portfolios to vote upon an amendment to the Declaration of Trust of the Trust authorizing the Board of Trustees of the Trust to create classes of shares of the Institutional Portfolios, to rename the Institutional Portfolios as the "Funds" and to designate the existing Institutional Portfolio shares as "Class I" shares of the Funds.


    2. For shareholders of the Institutional Portfolios and the Money Market Portfolio to authorize the Board of Trustees to eliminate each such Portfolio's current policy of investing all of its assets in a corresponding portfolio of Nicholas-Applegate Investment Trust.



    3. For shareholders of the A, B, C, and Qualified Portfolios to vote upon the proposed reorganization of the A, B, C, and Qualified Portfolios pursuant to an Agreement and Plan of Reorganization providing for (i) the receipt by each A, B, C, and Qualified Portfolio of its pro rata portion of the assets of the corresponding series of Nicholas-Applegate Investment Trust, upon dissolution of such series; (ii) the transfer by the A, B, C and Qualified Portfolios of such assets to the corresponding Fund of the Trust in exchange for Class A, B, C and Q shares of such Fund; (iii) the receipt by each shareholder of an A, B, C or Qualified Portfolio of Class A, B, C or Q shares of the corresponding Fund in exchange for shares of such Portfolio; and (iv) the termination of the A, B, C and Qualified Portfolios.


    4. For all shareholders to elect Trustees of the Trust to hold office until their successors are elected and qualified.


    5. For all shareholders to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust for the fiscal year ended March 31, 1998.



    Shareholders of record of the Trust at the close of business on December 19, 1997 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each shareholder is requested to sign, date and return the enclosed proxy card(s) without delay, even if such shareholder now plans to attend the Meeting. A postage-paid envelope is enclosed for this purpose. Any shareholder present at the Meeting may vote personally on all matters brought before the Meeting and in that event such shareholder's proxy will not be used.



                                          E. Blake Moore, Jr.,
                                          SECRETARY
                                          Nicholas-Applegate Mutual Funds



January 12, 1998

                               TABLE OF CONTENTS


INTRODUCTION..............................................................     1

SHARES AND VOTING.........................................................     2

BACKGROUND OF THE PROPOSED REORGANIZATION.................................     3

PROPOSAL 1. AMENDMENT OF THE DECLARATION OF TRUST.........................     4

PROPOSAL 2. AMENDMENT OF INVESTMENT POLICY................................     5

PROPOSAL 3. APPROVAL OF THE PROPOSED REORGANIZATION.......................     5

PROPOSAL 4. ELECTION OF TRUSTEES..........................................    12

PROPOSAL 5. SELECTION OF INDEPENDENT ACCOUNTANTS..........................    17

OTHER MATTERS.............................................................    17

NEXT MEETING OF SHAREHOLDERS..............................................    18

APPENDIX A--SHARES AND 5% SHAREHOLDERS BY SERIES AS OF RECORD DATE

APPENDIX B--AGREEMENT AND PLAN OF REORGANIZATION

                                  INTRODUCTION

SOLICITATION OF PROXIES


    This Combined Proxy Statement and Prospectus (the "Proxy Statement") is being furnished to the shareholders of Nicholas-Applegate Mutual Funds (the "Trust") in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at a special meeting of shareholders to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of all portfolios of the Trust other than the Government Income portfolios (the "Portfolios"). Shareholder of the Government Income portfolios are being asked to approve their reorganization into another portfolio, and are receiving a separate Combined Proxy Statement and Prospectus in connection with the Meeting.



    The Meeting will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101, for the purposes set forth in the Notice of Special Meeting of Shareholders and more fully described below. This Proxy Statement and the enclosed form of proxy (the "Proxy") were first mailed to shareholders of the Portfolios entitled to vote at the Meeting on or about January 12, 1998.


PURPOSE OF MEETING


    The Meeting has been called for the purpose of considering a reorganization in which the Trust will move from a "master-feeder" structure to a "multi-class" structure (the "Reorganization"). Currently, the A, B, C, Qualified and Institutional Portfolios of the Trust and the Money Market Portfolio of the Trust, known as "feeder funds," invest all of their assets in shares of corresponding funds, known as "master funds," of Nicholas-Applegate Investment Trust (the "Master Trust"). As a result of the Reorganization the Trust will manage its assets directly rather than through the Master Trust, and each shareholder of an A, B, C, Qualified or Institutional Portfolio will receive Class A, B, C, Q or I shares of a corresponding portfolio of the Trust. The Money Market Portfolio will not have multiple classes, and the series of the Trust created after August 1, 1997 (the Global Blue Chip Bond Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund) are not part of the master-feeder structure and will not be affected by the Reorganization. The Board of Trustees and management of the Trust believe that the Reorganization will result in substantial economies for the Trust. The Reorganization will not affect the net asset value of the shares held by any shareholder; the investment objectives, policies or risks of any Portfolio; or the basic arrangements for management of the Trust. Legal counsel has advised the Trust that under the Internal Revenue Code the Reorganization will not result in taxable income to the Portfolios or their shareholders. Except for the minor differences described below, shareholders will notice little difference in the investment represented by their Class A, B, C, Q or I shares or Money Market shares as compared to the Portfolio shares they now hold.



    To accomplish the Reorganization, the shareholders of the Portfolios will be asked to vote on three matters. First, the shareholders of the Institutional Portfolios will be asked to approve an amendment to the Declaration of Trust authorizing the Board of Trustees to create classes of shares of the Institutional Portfolios (Proposal 1). As described more fully below, the Institutional Portfolios will be renamed as the "Funds" and the existing Institutional Portfolio shares will be designated as "Class I" shares of the Funds. Second, the shareholders of each of the Institutional Portfolios and the Money Market Portfolio will be asked to authorize the Board of Trustees to eliminate such Portfolio's current policy of investing all of its assets in the corresponding portfolio of the Master Trust (Proposal 2). Third, the shareholders of the A, B, C, and Qualified Portfolios will be asked to approve a Reorganization Agreement, pursuant to which (i) the A, B, C and Qualified Portfolios will receive their pro rata portions of the assets of the corresponding master funds upon the dissolution of the Master Trust; (ii) the A, B, C and Qualified Portfolios will transfer their assets to the corresponding Fund in exchange for Class A, B, C and Q shares of such Fund; (iii) the shareholders of the A, B, C and Qualified Portfolios will receive shares of corresponding Classes of the Funds in exchange for their current shares, and
(iv) the Portfolios will be terminated (Proposal 3).



    All shareholders of the Trust will also be asked to act on two other matters--the election of Trustees to take office when the Reorganization is concluded (Proposal 4) and ratification of the selection of Ernst & Young L.L.P. as independent public accountants to the Trust (Proposal 5).



    The following chart summarizes the Proposals on which the shareholders of the Portfolios will be asked to vote:


                                                 INSTITUTIONAL       MONEY MARKET           A, B, C, AND
                                                  PORTFOLIOS           PORTFOLIO        QUALIFIED PORTFOLIOS
                                               -----------------  -------------------  -----------------------
Proposal 1 (Amend Declaration of Trust)......              X
Proposal 2 (Amend Investment Policy).........              X                   X
Proposal 3 (Approve Reorganization
 Agreement)..................................                                                         X
Proposal 4 (Elect Trustees)..................              X                   X                      X
Proposal 5 (Ratify Independent
 Accountants)................................              X                   X                      X

                                                  GLOBAL BLUE CHIP,
                                                  EMERGING MARKETS
                                                      BOND, AND
                                                  PACIFIC RIM FUNDS
                                               -----------------------
Proposal 1 (Amend Declaration of Trust)......
Proposal 2 (Amend Investment Policy).........
Proposal 3 (Approve Reorganization
 Agreement)..................................
Proposal 4 (Elect Trustees)..................                 X
Proposal 5 (Ratify Independent
 Accountants)................................                 X



    Nicholas-Applegate Capital Management (the "Investment Adviser") will bear 50% of the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Proxy Statement and form of Proxy, and the balance will be paid by the Trust (allocated among the various series of the Trust in proportion to their net assets). In addition to solicitations by mail, proxies may be solicited by officers and regular employees of the Trust and the Investment Adviser by personal interview, by telephone or by facsimile. Tritech will also be retained to provide professional proxy solicitation services. The cost of solicitation, including specified expenses, is not expected to exceed $275,000.


                               SHARES AND VOTING

    The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest of the Trust entitled to vote at the Meeting will constitute a quorum. If a quorum is not present at the Meeting, sufficient votes in favor of the Proposals set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named in the Proxy will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any Proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum.

    Each shareholder is entitled to one vote for each full share and a fractional vote for each fractional share outstanding on the books of the Trust in the name of the shareholder or his or her nominee on the Record Date. The Record Date and time for determining those entitled to notice of and to vote at the Meeting has been fixed at the close of business on December 19, 1997.


    At the Record Date, the Trust had 60 series of shares and 236,442,334.025 total shares outstanding, and each series had the number of outstanding shares indicated in Appendix A. Appendix A also indicates the persons who owned of record more than 5% of the outstanding shares of each series at the Record

Date. The Trust has no information regarding the beneficial owners of such shares. Except as indicated in Appendix A, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each series at the Record Date.


    All shares represented by each properly signed Proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the Proxy is to be voted on a Proposal to be considered at the Meeting, it will be voted as specified. If no direction is made on the Proxy, the Proxy will be voted FOR the Proposals described in this Proxy Statement. Shareholders voting to ABSTAIN on a Proposal will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposal. A properly signed Proxy on which a broker has indicated that it has no authority to vote on a Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposal.



    A Proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, Proxies will be voted by the persons named in the Proxy in accordance with their best judgement.



    Shareholders of each Institutional Portfolio will vote separately with respect to Proposal 1. Shareholders of the Money Market Portfolio and each Institutional Portfolio will vote separately with respect to Proposal 2. Shareholders of each A, B, C, and Qualified Portfolio will vote separately with respect to Proposal 3. All of the shareholders of the Trust will vote in the aggregate with respect to Proposals 4 and 5.


                   BACKGROUND OF THE PROPOSED REORGANIZATION


    Unlike other mutual funds that acquire their securities directly, the Portfolios of the Trust created prior to August 1, 1997 invest their assets in funds of the Master Trust. This two-tier structure is known as a "master-feeder" structure and it permits one or more feeder funds that have the same investment objectives but different operating characteristics (such as sales charges, expenses and investment minimums) to invest in the same master fund.



    When the Board of Trustees of the Trust established the master-feeder structure in 1993, it believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, since the establishment of the master-feeder structure, the number of portfolios organized by the Trust using that structure has increased significantly, to 57. Furthermore, regulatory developments have occurred enabling mutual fund complexes to more easily achieve, through the use of multiple classes of shares, the benefits at one time expected of the master-feeder approach without the operating costs and technical complexities of a two-tiered structure.



    The purpose of the Reorganization is to eliminate the cost and complexity of a master-feeder structure that has not yielded and is no longer expected to yield long-term efficiencies of operation and economies of scale. Management of the Trust expects the Reorganization to save the Trust approximately $1,000,000 per year in fees currently paid to the company which provides day-to-day accounting services to the Trust. In addition, the number of tax returns currently filed annually by the Trust and the Master Trust would be reduced from 129 to 38 and separate audits for the master funds would no longer be necessary, with an annual savings of approximately $180,000. Over time the Trust would also benefit from the fewer number of required SEC filings and other legal and administrative cost savings.



    As Investment Adviser to the Master Trust, Nicholas-Applegate Capital Management has to date voluntarily agreed to defer its management fees and to absorb other operating expenses payable by the Trust and the Master Trust, to the extent necessary to ensure that the expenses for each Portfolio (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed certain levels. Accordingly, the shareholders of the Trust have in the past not borne the full cost of the master-feeder structure. However, the Board of Trustees believes that the Reorganization will benefit the shareholders of the Trust. Any expenses in excess of the current expense caps may be borne by the shareholders in the future, as in subsequent years each Portfolio will reimburse the Investment Adviser when operating expenses (before recoupment) for the Portfolio are less than the expense cap. Furthermore, although the Investment Adviser has maintained these expense caps since the Portfolios commenced operation and has agreed to maintain them through March 31, 1999, there can be no assurance it will do so indefinitely in the future.

    In addition, the proposed Reorganization will permit the Trust to provide for the automatic conversion of its current Portfolio B shares to Portfolio A shares seven years after purchase. Although Portfolio B shares may currently be exchanged voluntarily for the corresponding Portfolio A shares seven years after purchase, the exchange is treated as a redemption and purchase for tax purposes. In the proposed multi-class structure, the Trust will be able to provide for automatic conversion without adverse federal income tax consequences. Such an exchange is beneficial for long-term shareholders, as Portfolio A shares have lower annual distribution-related fees than Portfolio B shares.


    The proposed Amendment to the Trust's Declaration of Trust (Proposal 1), the proposed amendments to the policies of the Money Market Portfolio and Institutional Portfolios (Proposal 2), the proposed Reorganization (Proposal 3), and the proposed election of Trustees (Proposal 4) are related parts of a plan to achieve future operating economies. Neither Proposal 1, Proposal 2 nor Proposal 3 will be adopted unless all are approved by the shareholders. Proposal 4 will not be adopted unless Proposals 1, 2 and 3 are approved by the shareholders.


                 PROPOSAL 1.  AMENDMENT OF DECLARATION OF TRUST

    At the Meeting, shareholders of the Institutional Portfolios will be asked to approve an amendment to the Trust's Declaration of Trust to permit the Board of Trustees to create multiple classes of the Institutional Portfolios.


    Section 6.1(b) of the Declaration of Trust currently permits the Board of Trustees to create multiple classes of a Portfolio only if the Portfolio was organized after August 1, 1997. The proposed amendment would expand this to include all of the Institutional Portfolios. The language proposed to be added to the first sentence of Section 6.1(b) is indicated below by underlining:


    The Trustees may, without Holder approval, divide Interests of any series created after the Effective Date [August 1, 1997], or any Institutional Portfolio series created prior to the Effective Date, into two or more classes, Interests of each such class having such preferences and special or relative rights and privileges (including conversion rights, if any) as the Trustees may determine.


    As described above, upon approval of the proposed amendment, and provided that Proposal 2 is approved, the Board of Trustees will rename each Institutional Portfolio of the Trust as a "Fund," will classify the current shareholders of the Institutional Portfolio as Class I shareholders of the Fund, and will create Class A, B, C, and Q shares of the Fund to permit the Reorganization to be implemented.



    Approval of the proposed amendment will not have any impact on the shareholders of the Portfolios other than to permit the tax-free conversion of Portfolio B shares for Portfolio A shares seven years after their purchase. Each share of each Portfolio currently is entitled to one vote on each matter presented to the shareholders of the Portfolio--for matters that affect the rights and privileges of a Portfolio differently from the rights and privileges of other series of the Trust, the shareholders of the Portfolio vote separately; for matters that affect the master fund in which the Portfolio invests (such as a change in fundamental investment restrictions), the shareholders of the Portfolio vote together with the shareholders of all other portfolios investing in the corresponding master fund; and for matters that affect the Trust generally (such as the election of Trustees), all shareholders vote together. Similarly each share of each Class of a Fund will be entitled to one vote on each matter presented to the shareholders of the Class--for matters that affect the rights and privileges of a Class differently from the rights and privileges of other Classes of the Fund, the shareholders of the affected Class will vote separately; for matters that affect a Fund, the shareholders of each Class will vote together with the shareholders of all other Classes of the Fund; and for matters that affect the Trust generally, the shareholders of all Classes of all Funds will vote together. As is the case for shares of the Portfolios, shares of the Classes will have no preemptive or subscription rights and no other conversion rights, and will be freely transferrable.


VOTE REQUIRED


    Approval of the proposed amendment requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each Institutional Portfolio voting separately. Approval of this Proposal is contingent upon approval of Proposals 2 and 3. If shareholders of all the Institutional Portfolios do not approve this Proposal or it is not implemented for any other reason, then the Trust will continue its current operation under a master-feeder structure until the Board of Trustees determines what further action, if any, to recommend to the shareholders.



                  PROPOSAL 2.  AMENDMENT OF INVESTMENT POLICY



    At the meeting, shareholders of the Money Market Portfolio and the Institutional Portfolios will be asked to authorize the Board of Trustees to eliminate each such Portfolio's current policy of investing all of its assets in the corresponding master fund of the Master Trust.



    The policies of the Money Market Portfolio and the Institutional Portfolios currently require them to operate under the "master-feeder" structure, and the Trust has undertaken to obtain approval of their shareholders before eliminating the master-feeder structure. As discussed in Proposal 1 and further described in Proposal 3, upon completion of the Reorganization the Trust will move to a "multi-class" structure, and all of the shareholders of the A, B, C and Qualified Portfolios will become shareholders of corresponding Classes of the Institutional Portfolios (which will be renamed as the "Funds" and will invest their assets directly rather than through the Master Trust).



    Approval of this proposed change in policy will have the impacts discussed in Proposal 3.



VOTE REQUIRED



    Approval of the proposed change in policy requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of the Money Market Portfolio and each Institutional Portfolio voting seperately. Approval of this Proposal is contingent upon approval of Proposals 1 and 3. If shareholders of the Money Market Portfolio and all the Institutional Portfolios do not approve this Proposal or it is not implemented for any other reason, then the Trust will continue its current operation under a master-feeder structure until the Board of Trustees determines what further action, if any, to recommend to the shareholders.



              PROPOSAL 3.  APPROVAL OF THE PROPOSED REORGANIZATION



    At the Meeting, shareholders of the A, B, C, and Qualified Portfolios will be asked to approve the proposed Reorganization.


DESCRIPTION OF THE PROPOSED REORGANIZATION

THE REORGANIZATION AGREEMENT

    The terms and conditions under which the Reorganization will be completed are set forth in the Agreement and Plan of Reorganization (the "Reorganization Agreement") attached as Appendix B. The following is a summary of the Reorganization Agreement.

    The Reorganization Agreement provides for the completion of the Reorganization (the "Closing") in several steps:


    First, each Institutional Portfolio and the Money Market Portfolio will be renamed a "Fund." For example, the Core Growth Institutional Portfolio will be renamed the Core Growth Fund.



    Second, the Board of Trustees will create multiple Classes of shares of each Fund (other than the Money Market Fund). The current Institutional Portfolio shares will be renamed the "Class I" shares. For example, the shares of the Core Growth Institutional Portfolio will be renamed the Class I shares of the Core Growth Fund. The Board of Trustees will also create new Class A, B, C and Q shares of each Fund.



    Third, each master fund will dissolve and distribute its assets in kind (i.e., in the form of the stocks, bonds and other investments held by the master fund) to the corresponding A, B, C and Qualified Portfolios. The Money Market Fund and each Fund which was previously named an Institutional Portfolio will also receive assets in kind from the corresponding master fund of the Master Trust.



    Fourth, the A, B, C and Qualified Portfolios will transfer their assets to the corresponding Fund. For example, the portfolio assets of Core Growth Portfolio A will be received from the Core Growth master fund and transferred to the Core Growth Fund of the Trust. In exchange, Core Growth Portfolio A will receive a similar number of Class A shares of the Core Growth Fund.


    Fifth, each A, B, C and Qualified Portfolio will distribute the Fund shares it receives to its shareholders, and will dissolve. For example, Core Growth Portfolio A will distribute the Class A shares of the Core Growth Fund to its shareholders. Each former shareholder of Core Growth Portfolio A will then hold Class A shares of the Core Growth Fund with the same net asset value as his Core Growth Portfolio A shares.


    Finally, Nicholas-Applegate Capital Management, which currently acts as investment adviser to the Master Trust, will enter into an Investment Advisory Agreement with the Trust with provisions identical in all material respects to those of its current investment advisory agreement with the Master Trust.



    The Closing is subject to various conditions, including approval of Proposals 1 and 2, approval of the Reorganization by a majority of shares of each A, B, C, and Qualified Portfolio, dissolution of the master funds, completion of all filings with, and receipt of all necessary orders and approvals from, the Securities and Exchange Commission (the "SEC"), delivery of legal opinions regarding the Federal tax consequences of the Reorganization, and other customary corporate and securities matters. Any conditions may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders. The Reorganization Agreement may be terminated at any time if the Board of Trustees determines in good faith that the Reorganization is not in the best interests of the shareholders.


FEDERAL TAX CONSEQUENCES


    The Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, the legal counsel to the Trust, to the effect that under the Internal Revenue Code the Reorganization will not result in any taxable income to the Portfolios or their shareholders. This legal opinion is not binding on the Internal Revenue Service or any other taxing authority, and the Trust does not intend to seek a private letter ruling or advisory opinion from the Internal Revenue Service with respect to the tax effects of the Reorganization.

CHANGE OF FUND NAMES

    After the Reorganization is completed, the names of certain of the Funds will be changed to better reflect their investment objectives and policies, as follows:

The Emerging Growth Fund        will become the   Small Cap Growth Fund
The Core Growth Fund            will become the   Mid Cap Growth Fund
The Income & Growth Fund        will become the   Convertible Fund
The Fully Discretionary Fund    will become the   High Quality Bond Fund

COMPARISON OF THE PORTFOLIOS AND THE FUNDS

    The Trust is an open-end management investment company currently offering a number of separate diversified portfolios with differing sales load, shareholder services plan and distribution plan arrangements. The Trust was organized in December 1992 as a business trust under the laws of the State of Delaware. If the Reorganization is approved and completed, shareholders of each Institutional Portfolio series of the Trust will become Class I shareholders of the same series (which will be renamed a "Fund"), and shareholders of each A, B, C and Qualified Portfolio series of the Trust will become shareholders of the similar Class of the corresponding Fund. The net asset value of the shares of each Class of a Fund held by a shareholder immediately after the Reorganization will be the same as the net asset value of the shares of the corresponding Portfolio held by the shareholder immediately prior to the Reorganization.

    A brief comparison of the Portfolios with the new Funds is set forth below:

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS


    The investment objectives, policies and restrictions under which the assets of the Portfolios presently are managed will not be affected by the proposed Reorganization, except that, rather than investing all of its investible assets in a corresponding master fund of the Master Trust, each Fund will seek to achieve the same investment objectives by engaging an investment adviser to directly manage its assets. The investment objectives, policies and restrictions of the Funds will be the same as those in effect for the Portfolios and the master fund of the Master Trust immediately prior to the Reorganization.


INVESTMENT ADVISER


    The assets of the Master Trust are managed by Nicholas-Applegate Capital Management (the "Investment Adviser"). The Portfolios currently invest their assets in the master funds of the Master Trust managed by the Investment Adviser, and the Portfolios do not themselves engage the services of the Investment Adviser or any other investment manager. Upon completion of the Reorganization, the Trust will enter into a new investment advisory agreement with the Investment Adviser on behalf of each Fund, on terms and conditions substantially identical to the terms and conditions of the current investment advisory agreement between the Investment Adviser and the Master Trust. Accordingly, there will be no separate shareholder vote on the new agreement.


ADMINISTRATIVE SERVICES

    Investment Company Administration Corporation ("ICAC") serves as principal administrator of the Trust and the Master Trust and, pursuant to Administration Agreements with the Trust and the Master Trust, is responsible for performing all administrative services required for the daily business operations of the Trust and the Master Trust, subject to the supervision of the Board of Trustees of the Trust and the Master Trust. After the Reorganization, the Master Trust's Administration Agreement will be terminated and the Trust will enter into a new Administration Agreement on terms and conditions substantially identical to those applicable to the Portfolios immediately prior to the Reorganization except for the fee adjustment described below.

    The total fees paid to ICAC with respect to the Portfolios and the corresponding master funds for the fiscal year ended March 31, 1997 were $554,625 (.04% of the Portfolios' average net assets). Under its new Administration Agreement with the Trust, ICAC will receive annual fees from each Fund equal to the Fund's pro rata portion (based on its net assets compared to the Trust's net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. If this fee arrangement had been in effect for the year ended March 31, 1997, the total fees paid to ICAC with respect to the Portfolios would have been unchanged -- $554,625 (.04% of the Portfolios' average net assets).


    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is currently responsible for providing all administrative services to the Trust which are not provided by ICAC or by the Trust's distributor, transfer agents, accounting agents, independent accountants and legal counsel. The Administrative Services Agreement will be amended to add the Funds as parties on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Reorganization.

    PFPC Inc. currently provides day-to-day accounting services to the Trust and the Master Trust pursuant to Accounting Services Agreement with the Trust and the Master Trust. After the Reorganization, the Master Trust's Accounting Services Agreement will be terminated, and the fee schedule for the Trust's Accounting Services Agreement will be amended.


    Under its current Accounting Services Agreement with the Trust, PFPC receives annual fees from each Portfolio of $31,200 and from each corresponding master fund equal to $6,250 plus 0.03% of average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% thereafter. The total fees paid to PFPC with respect to the Portfolios and the corresponding master funds for the fiscal year ended March 31, 1997 were $2,205,940 (.166% of the Portfolios' average net assets). Under its new fee schedule with the Trust, PFPC will receive annual fees from each Fund equal to its pro rata portion (based on its net assets compared to the Trust's net assets) of a fee equal to $6,250 per Fund plus 0.03% of each Fund's average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% over $500 million. If this arrangement had been in effect for the year ended March 31, 1997, the total fees paid to PFPC with respect to the Portfolios would have been $1,284,340 (.10% of the Portfolios' average net assets).


DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN

    Nicholas-Applegate Securities serves as the principal underwriter and distributor for the Trust pursuant to a Distribution Agreement with the Trust. State Street Bank and Trust Company serves as the transfer agent for the Trust pursuant to a Transfer Agency and Services Agreement with the Trust. PNC Bank serves as the custodian for the Trust pursuant to a Custodian Services Agreement with the Trust. The Distribution Agreement, the Transfer Agency and Service Agreement and the Custodian Services Agreement will be amended to incorporate the multi-class Funds on terms and conditions substantially identical to the terms and conditions applicable to the Portfolios immediately prior to the Reorganization. The Master Trust has similar arrangements for which it pays nominal fees, which will be terminated upon completion of the Reorganization.


    In addition, securities of many foreign issuers currently owned by the master funds are held by The Chase Manhattan Bank and certain foreign sub-custodians, pursuant to a Sub-Custodian Agreement with the Master Trust and PNC Bank. Upon completion of the Reorganization, the Trust will enter into a sub-custodian agreement on substantially the same terms.

PRO FORMA EXPENSES


    As discussed above, the Board of Trustees believes that the Reorganization will result in substantial expense savings. The following table indicates the current total annual operating expenses for each Portfolio as a percentage of average net assets for the fiscal year ended March 31, 1997 (and, for Portfolios not then in operation, estimated expenses for their first twelve months of operation), and the pro forma operating expenses for each corresponding Class assuming the Reorganization had been implemented on that date. It also indicates the current expense limitations voluntarily imposed by Nicholas-Applegate Capital Management through March 31, 1999, which would not be changed by the Reorganization.



                                                                         TOTAL ANNUAL  PRO FORMA      CURRENT
                                                                          OPERATING    OPERATING     VOLUNTARY
                                                                           EXPENSES     EXPENSES   EXPENSE LIMITS
                                                                         ------------  ----------  --------------
Balanced Growth Portfolio - A..........................................         3.00%        2.64%       1.60%
Balanced Growth Portfolio - B..........................................         6.44         5.18        2.25
Balanced Growth Portfolio - C..........................................         2.83         2.71        2.25
Balanced Growth Portfolio - I..........................................         7.37         4.00        1.00
Balanced Growth Portfolio - Q..........................................       126.75        53.56        1.25

Core Growth Portfolio - A..............................................         1.56         1.53        1.60
Core Growth Portfolio - B..............................................         2.66         2.57        2.25
Core Growth Portfolio - C..............................................         2.17         2.16        2.25
Core Growth Portfolio - I..............................................         1.02         1.01        1.00
Core Growth Portfolio - Q..............................................         1.84         1.63        1.25

Emerging Countries Portfolio - A.......................................         3.08         2.95        2.25
Emerging Countries Portfolio - B.......................................         3.66         3.47        2.90
Emerging Countries Portfolio - C.......................................         3.12         2.97        2.90
Emerging Countries Portfolio - I.......................................         1.67         1.80        1.65
Emerging Countries Portfolio - Q.......................................         4.20         3.07        1.90

Emerging Growth Portfolio - A..........................................         1.72         1.71        1.95
Emerging Growth Portfolio - B..........................................         2.73         2.64        2.60
Emerging Growth Portfolio - C..........................................         2.35         2.34        2.60
Emerging Growth Portfolio - I..........................................         1.26         1.25        1.17
Emerging Growth Portfolio - Q..........................................        10.79         7.46        1.50

Fully Discretionary Fixed Income Portfolio - I.........................         3.74         3.25        0.45

High Yield Bond Portfolio - I..........................................         1.95         1.35        0.75

Income & Growth Portfolio - A..........................................         1.75         1.68        1.60
Income & Growth Portfolio - B..........................................         3.19         2.88        2.25
Income & Growth Portfolio - C..........................................         2.29         2.26        2.25
Income & Growth Portfolio - I..........................................         1.37         1.25        1.00
Income & Growth Portfolio - Q..........................................         2.90         2.19        1.25

International Core Growth Portfolio - A................................     4,579.78     3,405.35        1.95
International Core Growth Portfolio - B................................    16,000.25    14,163.12        2.60
International Core Growth Portfolio - C................................        25.55        17.21        2.60
International Core Growth Portfolio - I................................         3.14         2.33        1.40
International Core Growth Portfolio - Q................................     2,667.07       885.65        1.65

                                                                         TOTAL ANNUAL  PRO FORMA      CURRENT
                                                                          OPERATING    OPERATING     VOLUNTARY
                                                                           EXPENSES     EXPENSES   EXPENSE LIMITS
                                                                         ------------  ----------  --------------
International Small Cap Growth Portfolio - A...........................         3.76         3.00        1.95
International Small Cap Growth Portfolio - B...........................         4.89         4.18        2.60
International Small Cap Growth Portfolio - C...........................         3.95         3.16        2.60
International Small Cap Growth Portfolio - I...........................         1.68         1.62        1.40
International Small Cap Growth Portfolio - Q...........................       151.33        73.99        1.65

Large Cap Growth Portfolio - I.........................................         4.99         3.51        1.00

Mini-Cap Portfolio - I.................................................         1.99         1.92        1.56

Money Market Portfolio.................................................         1.73         1.61        1.10

Short-Intermediate Fixed Income Portfolio - I..........................         2.86         2.54        0.35

Strategic Income Portfolio - I.........................................         1.66         1.66        0.75

Value Portfolio - I....................................................         3.34         2.48        1.00

Worldwide Growth Portfolio - A.........................................         2.17         2.08        1.85
Worldwide Growth Portfolio - B.........................................         4.81         4.24        2.50
Worldwide Growth Portfolio - C.........................................         2.61         2.58        2.50
Worldwide Growth Portfolio - I.........................................         3.05         2.20        1.35
Worldwide Growth Portfolio - Q.........................................        34.99        18.40        1.60

Global Growth and Income Portfolio - I.................................         4.55         3.36        1.35

Large Cap Growth Portfolio - A.........................................         3.40         2.76        1.60
Large Cap Growth Portfolio - B.........................................         3.60         3.14        2.25
Large Cap Growth Portfolio - C.........................................         3.60         2.90        2.25
Large Cap Growth Portfolio - Q.........................................         3.90         3.13        1.25



    See the accompanying Fund prospectuses for further fee and expense tables with respect to the Funds, which are unchanged from the current tables for the various Portfolios as a result of the current voluntary expense limitations. Pro forma capitalization information has not been included for the various Portfolios as it would not change from the current information.


PURCHASES AND REDEMPTIONS


    Following the Reorganization, shareholders of the Money Market Portfolio and shareholders of the other Portfolios who receive shares of corresponding Classes of the Funds in the Reorganization will be able to purchase and redeem shares in the Funds in substantially the same manner and subject to substantially the same conditions as shares in the Portfolios presently are purchased and redeemed.


DIVIDENDS, DISTRIBUTIONS AND TAXES

    Following the Reorganization, the Funds will declare and pay dividends and calculate and make distributions of net capital gains, if any, in a manner identical to that of the Portfolios.

    The Trust has elected to qualify each Portfolio as a regulated investment company under Subchapter M of the Code, and intends that each Fund will remain so qualified. As a regulated investment company, upon consummation of the Reorganization each Fund will be entitled to the same benefits and subject to the same tax regulations as the Portfolios immediately prior to the Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Investment Adviser will execute the portfolio transactions and allocate the brokerage business of the Funds subject to policies established by the Board of Trustees of the Trust which are substantially identical to those in effect with respect to the master funds of the Master Trust immediately prior to the Reorganization.

SHAREHOLDERS' RIGHTS


    The rights of shareholders of the Funds will be identical in all material respects to those of shareholders of the Portfolios, except that Class B shares will convert automatically to Class A shares seven years after purchase. As was the case before the Reorganization, the shareholders of the Trust will vote in the aggregate on all matters except those affecting only a particular Fund or Class, in which case only the shareholders of the affected Fund or Class will vote. Because the Reorganization will increase the size of the Funds, the voting power of individual shareholders will be diluted with respect to matters on which shareholders vote on a Fund-wide basis rather than on an individual Class basis.


RISK FACTORS


    The Funds will have investment objectives, policies and restrictions which are identical to those of the Portfolios and the corresponding master funds of the Master Trust, except that the Funds will invest their assets directly rather than through the Master Trust. In addition, the Funds will be administered in every material respect in a substantially identical manner to the Portfolios. Consequently, the risks associated with investing in the Funds will be no different than those associated with investing in the Portfolios.


FURTHER INFORMATION ABOUT THE PORTFOLIOS AND THE FUNDS

    Further information about the Portfolios and the Funds is contained in their current prospectuses and statements of additional information, which are incorporated herein by reference. Copies of the relevant Fund prospectuses accompany this Proxy Statement. The Trust will also provide its most recent annual reports to shareholders with respect to the Portfolios for the year ended March 31, 1997, and its semiannual reports to shareholders for the six months ended September 30, 1997, upon request. These documents are available without charge by writing to the Trust at 600 West Broadway, San Diego, California 92101, or by calling (800) 551-8045.


    The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and as required by those Acts file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the SEC's regional offices at 219 South Dearborn Street, Chicago, Illinois and 75 Park Place, New York, New York. They may also be viewed on the Internet at www.sec.gov. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC, Washington, D.C. 20549.


APPROVAL OF THE BOARD OF TRUSTEES


    In reviewing the proposed Reorganization, the Board of Trustees of the Trust inquired into a number of matters and considered the following factors, among others: (1) the identity of objectives, policies and restrictions of the Funds with those of the Portfolios; (2) the cash savings that potentially may be achieved by collapsing the master-feeder structure into a single, multi-class fund structure through the elimination of duplicate expenses; (3) the reduced expenses that potentially may result from the Reorganization;

(4) the greater likelihood of asset growth that potentially may result from a more competitive expense ratio, and the greater economies of scale that can be achieved from such asset growth; (5) the tax-free nature of the Reorganization;
(6) the benefits to Class B shareholders of the automatic conversion of their shares after seven years to Class A shares without adverse federal tax consequences; and (7) the terms and conditions of the Reorganization Agreement, including the agreement of Nicholas-Applegate Capital Management to pay 50% of the expenses of the Reorganization.


    The Board of Trustees of the Trust approved the Reorganization on August 15, 1997, subject to shareholder approval. The Board of Trustees determined that the proposed new structure will eliminate the cost and complexity of maintaining the master-feeder structure and benefit the shareholders of the Portfolios by reducing the expense ratios of the Portfolios. In addition to that immediate benefit to existing shareholders, the Board of Trustees believes this more competitive expense ratio will make investment in shares of the Funds more attractive to investors, and will increase the opportunity for further asset growth. Any such asset growth potentially will enable shareholders of the Funds to obtain economies of scale by spreading certain expenses over a larger asset base and, with respect to certain Funds, by potentially reaching an asset breakpoint in the rate of the investment advisory fee payable to the Investment Adviser. There can be no assurance, however, that such asset growth and economies of scale will be realized.


VOTE REQUIRED


    Approval of the Reorganization requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each of the A, B, C and Qualified Portfolios. Approval of this Proposal is contingent upon approval of Proposals 1 and 2. If the shareholders of all the A, B, C and Qualified Portfolios do not approve the proposed Reorganization, or the Reorganization is not completed for any other reason, then the Trust will continue its current form of operation until the Board of Trustees determines what further action, if any, to recommend to the shareholders.



                       PROPOSAL 4.  ELECTION OF TRUSTEES


    At the Meeting, shareholders will be asked to elect Trustees of the Trust to hold office until their successors are elected.


    The Proxy holders intend to vote for the election of the nominees named below, all of whom are currently Trustees of the Trust or the Master Trust. All of the nominees have consented to be named and have indicated their intent to serve if elected. If any nominee is unavailable for any reason, the Proxy holders will consult with the Board of Trustees of the Trust in determining how to vote the shares represented by them.


    The following table indicates, as to each of the nominees for election as a Trustee, his or her name, position with the Trust or Master Trust, age, principal occupation during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date. Unless otherwise indicated and subject to applicable community property and similar laws, each nominee has sole voting and investment power with respect to the shares of the Trust beneficially owned. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act of 1940, as amended).


                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------

FRED C. APPLEGATE,               Private investor (since January 1992); formerly President,
 Trustee and Chairman of the     Nicholas-Applegate Capital Management (from August 1984 to
 Board of Trustees (__) (2)      December 1991). Director of Nicholas-Applegate Fund, Inc. (since
                                 1987). Mr. Applegate's interests in Nicholas-Applegate Capital
                                 Management, Inc., the general partner of the Investment Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

ARTHUR B. LAFFER,                Chairman, A.B. Laffer, V.A. Canto & Associates, an economic
 Trustee (__)*(3)                consulting firm (since 1979); Chairman, Laffer Advisors
                                 Incorporated, economic consultants (since 1981); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987), U.S. Filter
                                 Corporation (since 1991), MasTec, Inc. (construction) (since
                                 1994), and Coinmach Laundry Corporation (since 1996); Chairman,
                                 Calport Asset Management, Inc. (since 1992); formerly
                                 Distinguished University Professor and Director, Pepperdine
                                 University (from September 1985 to May 1988) and Professor of
                                 Business Economics, University of Southern California (1976 to
                                 1984).

CHARLES E. YOUNG,                Chancellor, University of California at Los Angeles (1968-1997);
 Trustee (__) (2)                Director, Nicholas-Applegate Fund, Inc. (since 1992); Director,
                                 Intel Corp. (since 1974), Academy of Television Arts and
                                 Sciences Foundation (since 1988), Los Angeles World Affairs
                                 Council (since 1977) and Town Hall of California (since 1982).

ARTHUR E. NICHOLAS,              Trustee and Chairman of the Board of Trustees of the Master
 Trustee (__)*                   Trust; Managing Partner and Chief Investment Officer,
                                 Nicholas-Applegate Capital Management, (since 1984), and
                                 Chairman/President, Nicholas-Applegate Securities (since 1992).
                                 Director and Chairman of the Board of Directors of
                                 Nicholas-Applegate Fund, Inc., a registered open-end investment company, (since 1987).

DANN V. ANGELOFF,                Trustee of the Master Trust; President, The Angeloff Company,
 Trustee (__)                    corporate financial advisers (since 1976); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to
                                 1987) and University Counselor to the President (since 1987),
                                 University of Southern California; Director, Public Storage,
                                 Inc., a real estate investment trust (since 1980), Storage
                                 Properties, a real estate investment trust (since 1989),
                                 Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging,
                                 Inc. (since 1993), and Leslies Poolmart, a distributor of
                                 swimming pool services and products (since 1996).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------
WALTER E. AUCH,                  Trustee of the Master Trust; Director, Geotech Communications,
 Trustee (__)*(4)                Inc., a mobile radio communications company (since 1987), Fort
                                 Dearborn Fund (since 1987), Brinson Funds (since 1994), Smith
                                 Barney Trak Fund (since 1992), registered investment companies;
                                 Director, Pimco Advisors L.P., an investment manager (since
                                 1994), Banyan Realty Fund (since 1987), Banyan Strategic Land
                                 Fund (since 1987), Banyan Strategic Land Fund II (since 1988), and Banyan Mortgage Fund (since 1988), real estate investment trusts. Formerly Chairman and Chief Executive Officer, Chicago
                                 Board Options Exchange (1979 to 1986) and Senior Executive Vice
                                 President, Director and Member of the Executive Committee,
                                 PaineWebber, Inc. (until 1979).

THEODORE J. COBURN,              Trustee of the Master Trust; Partner, Brown, Coburn & Co., an
 Trustee (__)                    investment banking firm (since 1991); research associate,
                                 Harvard Graduate School of Education (since 1996); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987), Emerging Germany
                                 Fund (since 1991), Moovies, Inc. (since 1995). Formerly Managing
                                 Director of Global Equity Transactions Group, and member of
                                 Board of Directors, Prudential Securities (1986 to June 1991).

DARLENE DEREMER,                 Trustee of the Master Trust; President and Founder, DeRemer
 Trustee (--)*(5)                Associates, a marketing consultant for the financial services industry (since 1987); Vice President, PBNG Funds, Inc. (since
                                 1995); formerly Vice President and Director, Asset Management
                                 Division, State Street Bank and Trust Company (from 1982 to
                                 1987), and Vice President, T. Rowe Price & Associates (1979 to
                                 1982); Director, Jurika & Voyles Fund Group (since 1994), and
                                 King's Wood Montessori School (since 1995); Member of Advisory
                                 Board, Financial Women's Association (since 1995).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                        AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION              % OF SERIES
-------------------------------  ----------------------------------------------------------------  --------------
GEORGE F. KEANE,           Trustee of the Master Trust; President Emeritus and
 Trustee (__)              Senior Investment Adviser, The Common Fund, a
                           non-profit investment management organization
                           representing educational institutions (since 1993),
                           after serving as its President (from 1971 to 1992);
                           Member of Investment Advisory Committee, New York
                           State Common Retirement Fund (since 1982); Director
                           and Chairman of the Investment Committee, United
                           Negro College Fund (since 1987); Director, Investor
                           Responsibility Research Center (since 1987), United
                           Educators Risk Retention Group (since 1989), RCB
                           Trust Company (since 1991), School, College and
                           University Underwriters Ltd. (since 1986), The
                           Bramwell Funds, Inc. (since 1994), Universal
                           Stainless & Alloy Products, Inc. (since 1994),
                           Chairman of the Board, Trigen Energy Corporation
                           (since 1994); Trustee, Fairfield University (since
                           1993). Formerly President, Endowment Advisers, Inc.
                           (from August 1987 to December 1992).


------------------------


(1)Trust Shares beneficially owned by the person constitute less than 1% of the outstanding shares of each series.


(2) Member of the Trust's Audit Committee and Nominating Committee.


(3) Mr. Laffer will be considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates has received substantial compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.


(4) Mr. Auch will be considered to be an "interested person" of the Trust because he is on the board of a company a subsidiary of which is a broker-dealer.


(5) Ms. DeRemer will be considered to be an "interested person" of the Trust because DeRemer Associates has received substantial compensation from the Investment Adviser for consulting services provided in connection with its institutional business.



    The Board of Trustees of the Trust met four times during the fiscal year ended March 31, 1997. All of the Trustees attended at least 75% of the meetings.



    The members of the Audit Committee of the Board of Trustees of the Trust, neither of whom is affiliated with the Investment Advisor, oversee and review the audit procedures of the Trust and assist the Board in fulfilling its responsibilities relating to Trust accounting and reporting practices. During the fiscal year ended March 31, 1997, the Audit Committee held two meetings. The same persons serve as members of the Nominating Committee of the Board of Trustees, and are responsible for nominating persons to fill vacancies on the Board. The Nominating Committee did not meet during the fiscal year ended March 31, 1997.

OFFICERS OF THE TRUST

    The following table indicates, as to each executive officer of the Trust, his or her name, position with the Trust, principal occupational during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date.


                                                                                                      SHARES OWNED
                                                                                                    BENEFICIALLY AND
NAME AND POSITION                          PRINCIPAL OCCUPATION AND OTHER INFORMATION                  % OF SERIES
-----------------------------  ------------------------------------------------------------------  -------------------
JOHN D. WYLIE                  President of the Master Trust; Partner (since January 1994), Chief
President                        Investment Officer--Investor Services Group (since December
                                 1995), and Portfolio Manager (since January 1990),
                                 Nicholas-Applegate Capital Management.

THOMAS PINDELSKI               Chief Financial Officer of the Master Trust; Partner (since
Chief Financial Officer          January 1996) and Chief Financial Officer, Nicholas-Applegate
                                 Capital Management (since January 1993), and Chief Financial
                                 Officer, Nicholas-Applegate Securities (since January 1993);
                                 formerly Chief Financial Officer, Aurora Capital Partners/WSGP
                                 Partners L.P., an investment partnership (from November 1988 to
                                 January 1993), and Vice President and Controller, Security
                                 Pacific Merchant Banking Group (from November 1986 to November
                                 1988).

PETER J. JOHNSON               Vice President of the Master Trust; Partner, Nicholas- Applegate
Vice President                   Capital Management (since January 1992) and Vice President,
                                 Nicholas-Applegate Securities (since December 1995); formerly
                                 Marketing Director, Pacific Financial Asset Management Company,
                                 an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments
                                 Institutional Services (from August 1987 to July 1989).

E. BLAKE MOORE, JR.            Secretary of the Master Trust; Partner (since January 1998),
Secretary                        General Counsel and Secretary, Nicholas-Applegate Capital
                                 Management and Nicholas-Applegate Securities (since 1993);
                                 formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993).


------------------------


(1) Shares beneficially owned constitute less than 1% of the outstanding shares of each series.

REMUNERATION OF TRUSTEES AND OFFICERS


    Each Trustee of the Trust and the Master Trust who is not an officer or affiliate of the Trust or the Master Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee, and $1,000 for each meeting attended ($2,000 per committee meeting for committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.


    The following table sets forth the aggregate compensation paid by the Trust and the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's or Master Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):


                                                                         PENSION OR
                                                                         RETIREMENT      ESTIMATED        TOTAL
                                                           AGGREGATE      BENEFITS        ANNUAL       COMPENSATION
                                                         COMPENSATION    ACCRUED AS      BENEFITS       FROM TRUST
                                                         FROM TRUST OR  PART OF TRUST      UPON        COMPLEX PAID
NAME                                                     MASTER TRUST     EXPENSES      RETIREMENT      TO TRUSTEE
-------------------------------------------------------  -------------  -------------  -------------  --------------
Fred C. Applegate......................................    $  10,635           None            N/A    $  36,250(47*)
Arthur B. Laffer.......................................    $   9,558           None            N/A    $  31,750(47*)
Charles E. Young.......................................    $   9,827           None            N/A    $  31,750(47*)
Dann V. Angeloff.......................................    $  10,635           None            N/A    $  36,750(16*)
Walter E. Auch.........................................    $   9,827           None            N/A    $  18,250(15*)
Theodore J. Coburn.....................................    $   9,827           None            N/A    $  34,250(16*)
Darlene DeRemer........................................    $   9,558           None            N/A    $  17,250(15*)
George F. Keane........................................    $   9,827           None            N/A    $  18,250(15*)


------------------------

* Indicates number of funds in Trust complex.

VOTE REQUIRED

    A plurality of votes cast at the Meeting, in person or by proxy, will elect a Trustee. Election of Trustees is contingent upon completion of the Reorganization. If for any reason the Reorganization is not completed, the current Trustees of the Trust will remain in office.


               PROPOSAL 5.  SELECTION OF INDEPENDENT ACCOUNTANTS



    At the meeting, shareholders will be asked to ratify the selection by the Board of Trustees of the Trust of Ernst & Young L.L.P. as the independent accountants to the Trust for the fiscal year ended March 31, 1998. Ernst & Young L.L.P. has acted as independent accountants to the Trust since 1996.


VOTE REQUIRED

    The affirmative vote of a majority of the shares of the Trust present in person or by proxy at the Meeting is required to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust. If for any reason this Proposal is not approved, the Board of Trustees of the Trust will take such action as they deem appropriate, which may include retention of another accounting firm or re-proposal of Ernst & Young L.L.P. to the shareholders of the Trust.

                                 OTHER MATTERS

    At the time of the preparation of this Proxy Statement, management has not been informed of any matters that will be presented for action at the Meeting other than the Proposals listed in the Notice of Meeting. If other matters are properly presented to the Meeting for action, the persons named in the Proxy will vote or refrain from voting in accordance with their best judgment on those matters.

                          NEXT MEETING OF SHAREHOLDERS

    The Trust is not required to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act, and does not intend to do so. The next meeting of shareholders will be held at such time as the Board of Trustees of the Trust may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office a reasonable time prior to the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other federal and state legal requirements.

             PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                  RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                                      APPENDIX A



                  5% SHAREHOLDERS BY SERIES AS OF RECORD DATE

                                                                      APPENDIX B

                      AGREEMENT AND PLAN OF REORGANIZATION


    This Agreement and Plan of Reorganization (this "Agreement") is made as of the 1st day of January, 1998, by and among Nicholas-Applegate Mutual Funds, a Delaware business trust (the "Trust") on behalf of the A, B, C and Qualified Portfolio series of the Trust other than the Government Income A, B, C and Qualified Portfolios (each a "Portfolio" and, collectively, the "Portfolios"), and the Trust on behalf of the corresponding Institutional Portfolio series of the Trust (each an "Institutional Portfolio" and, collectively, the "Institutional Portfolios" or "Funds").


                                   BACKGROUND

    WHEREAS, the Portfolios and the Institutional Portfolios are series of the Trust, a registered open-end management investment company that invests all of the assets of each Portfolio and Institutional Portfolio in corresponding series (each such series, a "Master Fund") of Nicholas-Applegate Investment Trust, a Delaware business trust (the "Master Trust").

    WHEREAS, the series of the Master Trust will dissolve and distribute their assets in kind to the corresponding series of the Trust immediately prior to the transactions contemplated by this Agreement.


    WHEREAS, the parties wish to enter into a plan of reorganization (the "Plan") which will consist of (i) the change by the Board of Trustees of the Trust (the "Board of Trustees") of the name of each Institutional Portfolio to replace the phrase "Institutional Portfolio" with the phrase "Fund", (ii) creation by the Board of Trustees of an "A", "B", "C" and "Q" Class of shares of each Fund and designation of the existing Institutional Portfolio shares as the "I" Class shares of the corresponding Fund, (iii) the transfer of the assets of the Portfolios to the corresponding Fund in exchange for a similar number of A, B, C or Q Class shares of the Fund (the "Fund Shares"), (iv) distribution by each of the Portfolios of the Fund Shares to its shareholders and dissolution of the A, B, C and Qualified Portfolios, and (v) execution of an Investment Advisory Agreement between the Trust and Nicholas-Applegate Capital Management ("NACM" or the "Investment Adviser") with respect to the Funds.


    WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that the Plan is in the best interests of the shareholders of each of the Portfolios and Institutional Portfolios and that their interests would not be diluted as a result of the transactions contemplated thereby.

                                   AGREEMENT

    NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

                                   ARTICLE 1.
                           MULTIPLE CLASSES OF SHARES


    SECTION 1.1 CREATION OF MULTIPLE CLASSES OF SHARES. Effective on the Closing Date, as defined in Article 4, the Board of Trustees shall (a) divide each Institutional Portfolio into five Classes of shares designated Class A, B, C, Q and I shares, and (b) classify the shares of each Institutional Portfolio outstanding immediately prior to the Closing Date as Class I shares.


    SECTION 1.2 CHANGE IN THE NAME OF INSTITUTIONAL PORTFOLIOS. Effective on the Closing Date, the Board of Trustees shall revise the name of each Institutional Portfolio to replace the phrase "Institutional Portfolio" with the phrase "Fund".

                                   ARTICLE 2.
                       TRANSFER OF ASSETS AND LIABILITIES


    Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall cause the Portfolios to transfer all of their assets, including all assets received from the corresponding Master Fund of the Master Trust, to the corresponding Fund, and shall cause each Fund to assume all of the liabilities of the corresponding Portfolios. In exchange therefor, the Trust shall cause each Fund to deliver to each such Portfolio a number of the Fund's Class A, B, C or Q shares, as applicable, which is equal to (i) the aggregate net asset value of the corresponding Portfolio determined at the close of business on the day prior to the Closing Date, divided by (ii) the net asset value per share of the respective A, B, C or Q Class of shares of the corresponding Institutional Portfolio outstanding as of the Closing Date.


                                   ARTICLE 3.
                              SHARES OF THE FUNDS


    SECTION 3.1 LIQUIDATION OF A, B, C AND QUALIFIED PORTFOLIOS. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall liquidate each Portfolio and shall distribute pro rata to the shareholders of record of each Portfolio, determined as of the Closing Date, the Fund Shares received by such Portfolio pursuant to Article 2.



    SECTION 3.2 ISSUANCE OF SHARE CERTIFICATES. The Trust shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the corresponding Fund in the names of each Portfolio's shareholders and transferring the Fund Shares credited to the account of the Portfolio on the books of the Fund. As promptly as practicable after the Closing, each holder of any outstanding certificate evidencing shares of a Portfolio or Institutional Portfolio shall be entitled to surrender the same to the Trust's transfer agent and request in exchange therefor a certificate or certificates representing the number of shares of beneficial interest of the Class into which the shares of beneficial interest theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interests of a Fund shall not be issued, but shall be continued to be carried by the Funds for the open account of such shareholder. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of a Portfolio or Institutional Portfolio, shall be deemed for all purposes to evidence ownership of the number of shares of the Class of shares of beneficial interest of the Fund into which the shares of beneficial interest of such Portfolio or Institutional Portfolio have been converted.


    SECTION 3.3 TIME AND DATE OF VALUATION. The number of shares to be issued by each Fund to each Portfolio shall be computed as of 4:00 p.m. (Eastern time) on the Closing Date in accordance with the regular practices of the Trust.

                                   ARTICLE 4.
                            CLOSING AND CLOSING DATE


    SECTION 4.1 CLOSING TIME AND PLACE. The Closing Date shall be the date on which all of the conditions set forth in Article 5 have been fulfilled or otherwise waived by the parties hereto but, in any event, not later than March 31, 1998, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the close of business on the Closing Date, unless otherwise provided. The closing shall be held at 4:30 p.m. (Eastern time) at the offices of the Trust, 600 West Broadway, San Diego, California 92101, or such other time and/or place as the parties may mutually agree.


    SECTION 4.2 DELAY OF VALUATION. If on the Closing Date (a) the primary trading market for portfolio securities of any Portfolio is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of the Portfolio and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE 5.
        CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION

    The respective obligations of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:


    SECTION 5.1 SHAREHOLDER APPROVAL. On or prior to the Closing Date, the following matters shall have been approved by the following shareholders of the Trust in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act: (a) the shareholders of each of the Institutional Portfolios shall have approved an amendment to the Declaration of Trust of the Trust to permit the Board of Trustees to create multiple classes of shares of the Institutional Portfolios; (b) the shareholders of the Institutional Portfolios and the Money Market Portfolio of the Trust shall have authorized the Board of Trustees to eliminate their current policy of investing all of their assets in the Master Trust; and (c) the shareholders of each of the Portfolios of the Trust shall have approved the transactions contemplated by this Agreement and Plan of Reorganization.


    SECTION 5.2 DISSOLUTION OF MASTER FUNDS. Each Master Fund shall have dissolved and distributed all of its assets in kind to the corresponding Portfolios and Institutional Portfolios, respectively.

    SECTION 5.3 NO INJUNCTIONS OR RESTRAINTS. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.


    SECTION 5.4 CONSENTS. All consents of the other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Portfolio or Institutional Portfolio.


    SECTION 5.5 EFFECTIVE REGISTRATION STATEMENTS. The N-14 Registration Statement of the Trust with respect to the reorganization provided for herein and the N-1A Registration Statement of the Trust with respect to the Fund Shares shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.

    SECTION 5.6 TAX OPINIONS. The Trust shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that for Federal income tax purposes:


    1. No gain or loss will be recognized by any Portfolio upon the receipt by the Portfolio of substantially all of the assets of the corresponding Master Fund;



    2. The transfer of substantially all of the assets and liabilities of each Portfolio to the corresponding Fund in exchange for Fund Shares, and the distribution of those Fund Shares to the Portfolio shareholders in liquidation of the Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended;



    3. No gain or loss will be recognized by any Fund upon the receipt of the assets of a Portfolio solely in exchange for Fund Shares;



    4. No gain or loss will be recognized by any Portfolio upon the transfer of its assets to its corresponding Fund in exchange for Fund Shares or upon the distribution of Fund Shares to Portfolio shareholders in exchange for their Portfolio shares;

    5. No gain or loss will be recognized by any Portfolio shareholders upon exchange of their Portfolio shares for Fund Shares;



    6. The tax basis of the assets of each Portfolio acquired by each Fund will be the same as the tax basis of such assets to the Portfolio immediately prior to the reorganization provided for herein;



    7. The tax basis of Fund Shares received by each shareholder of each Portfolio pursuant to the reorganization provided for herein will be the same as the tax basis of the Portfolio shares held by such shareholder immediately prior to the reorganization provided for herein;



    8. The holding period of the assets of each Portfolio by each Fund will include the period during which those assets were held by the Portfolio and the corresponding Master Fund; and



    9. The holding period of the Fund Shares to be received by each Portfolio shareholder will include the period during which the Portfolio shares exchanged therefor were held by such shareholder.


    SECTION 5.7 INVESTMENT ADVISORY AGREEMENT. The Trust shall have entered into an Investment Advisory Agreement with NACM on substantially the same terms as the current agreement between NACM and the Master Trust.


    SECTION 5.8 COVENANTS, REPRESENTATIONS AND WARRANTIES. Each party shall have performed all of its covenants set forth in Article 7, and its representations and warranties set forth in Article 6 shall be true and correct and in all materials respects on and as of the Closing Date as if made on such date.


                                   ARTICLE 6.
                         REPRESENTATIONS AND WARRANTIES

    The parties represent and warrant as follows:

    SECTION 6.1 STRUCTURE AND STANDING. The Trust represents and warrants that it is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets.

    SECTION 6.2 POWER. The Trust represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.


    SECTION 6.3 LITIGATION. The Trust represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business, it knows of no facts which might form the basis for the institution of such proceedings, and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


    SECTION 6.4 SEC DOCUMENTS. The Trust represents and warrants, on behalf of each Fund, that its N-14 Registration Statement, on its effective date, insofar as it relates to such Fund (i) will comply in all material respects with the provisions of the Securities Act of 1933 and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    SECTION 6.5 ASSETS AND LIABILITIES. The Trust represents and warrants, on behalf of each Fund, that, prior to the date hereof the Fund has had, and prior to the Closing Date the Fund will have, no assets or liabilities and no operations except as contemplated by this Agreement.


    SECTION 6.6 CAPITAL STRUCTURE. The Trust represents and warrants that all of its issued and outstanding shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.

                                   ARTICLE 7.
                                   COVENANTS


    SECTION 7.1 COVENANTS RELATING TO THE CONDUCT OF BUSINESS. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, the Trust shall operate its business in the ordinary course.



    SECTION 7.2 PREPARATION OF N-14 REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall file an N-14 Registration Statement with respect to the reorganization contemplated hereby with the United States Securities and Exchange Commission, and shall use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other filings required under applicable state securities laws.



    SECTION 7.3 AMENDMENT OF N-1A REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall amend its N-1A Registration Statement with respect to the Fund Shares with the United States Securities and Exchange Commission, and shall use its best efforts to provide that the amendment becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other filings required under applicable state securities laws.


    SECTION 7.4 SHAREHOLDERS MEETING. As soon as practicable after the effective date of the N-14 Registration Statement the Trust shall call a special meeting of the shareholders of the Trust for the purpose of considering the reorganization contemplated by this Agreement.


    SECTION 7.5 FEES AND EXPENSES. Whether or not this Agreement is consummated, the Trust shall cause fifty percent (50%) of all costs and expenses incurred in connection with this Agreement and the transactions contemplated to be paid by NACM, and the balance by the Portfolios and Institutional Portfolios pro rata in proportion to their respective net assets at the Closing.


                                   ARTICLE 8.
                       TERMINATION, AMENDMENT AND WAIVER


    SECTION 8.1 TERMINATION. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, whether before or after approval by the shareholders of the Trust, if (a) circumstances develop that, in the opinion of such Board of Trustees, make proceeding with the Plan inadvisable; or (b) any approval of the shareholders of the Trust required for the consummation of the Plan shall not have been obtained; or (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.



    SECTION 8.2 EFFECT OF TERMINATION. In the event of any termination pursuant to Section 8.1, there shall be no liability for damage on the part of the Trust or the Board of Trustees.


    SECTION 8.3 AMENDMENT. This Agreement may be amended prior to the Closing Date by the parties at any time before or after approval hereof by the shareholders of the Trust; provided, however, that after such shareholder approval there shall not be any amendment that by law requires further approval by the shareholders without obtaining such further approval.


    SECTION 8.4 WAIVER. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Trust.


    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


                                           Nicholas-Applegate Mutual Funds on
                                             behalf of each Portfolio

Attest:      /s/ E. BLAKE MOORE, JR.       By:           /s/ JOHN WYLIE
         --------------------------------       --------------------------------
               E. Blake Moore, Jr.                         John Wylie
                    SECRETARY                              PRESIDENT

                                           Nicholas-Applegate Mutual Funds on
                                             behalf of each Institutional
                                             Portfolio

Attest:      /s/ E. BLAKE MOORE, JR.       By:           /s/ JOHN WYLIE
         --------------------------------       --------------------------------
               E. Blake Moore, Jr.                         John Wylie
                    SECRETARY                              PRESIDENT

NICHOLAS-APPLEGATE MUTUAL FUNDS
600 West Broadway
San Diego, California 92101



January 12, 1998


Dear Shareholder:

    A special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") will be held to determine important organizational issues affecting your portfolio. The meeting will begin at 9:00 a.m. local time on February 27, 1998, at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101.

    At the meeting shareholders of the Trust, other than shareholders of the Government Income Portfolios, will be asked to consider a reorganization in which the Trust will move from a complex "master-feeder" structure to a simpler and more economical "multi-class" structure.

    At the same time, shareholders of the Government Income A, B, C and Qualified Portfolios of the Trust will be asked to consider a reorganization in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund of the Trust. The goal of the reorganization is to produce a higher level of income for you from a portfolio comprised principally of investment grade debt securities. The reorganization should produce this increased income by spreading overhead costs over a substantially larger asset base and by giving you the opportunity to benefit from the higher level of income associated with the Fully Discretionary Fixed Income Fund.

    After the reorganization, your shares in the Fully Discretionary Fixed Income Fund will have exactly the same value as the shares of the Government Income Portfolio you owned immediately prior to the reorganization. In the opinion of the Trust's tax counsel, the proposed transaction with have no tax implications for you.

    In addition, shareholders of the Trust will be asked to elect Trustees to take office when the reorganization is concluded and to ratify the selection of Ernst & Young L.L.P. as independent public accountants of the Trust.

    The proposals have been carefully reviewed by your Board of Trustees, which recommends that you approve them. Please read the enclosed materials carefully, and sign, date and mail the enclosed proxy card(s) promptly in the enclosed return envelope. Your vote is important for the proper administration of the Trust.


    Thank you for your attention to this matter. If you have any questions on voting of proxies or the proposals to be considered at the meeting, please call us toll free at 1-800-551-8045.


                                          /s/ John D. Wylie

                                          John D. Wylie
                                          PRESIDENT

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101
                                 800/ 551-8045


                            ------------------------

                    COMBINED PROXY STATEMENT AND PROSPECTUS
                     (FOR THE GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    This Combined Proxy Statement and Prospectus, which includes a Notice of Special Meeting of Shareholders, a Proxy Statement and a form of Proxy, is being furnished in connection with the special meeting of shareholders of Nicholas-Applegate Mutual Funds (the "Trust") to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). It is being furnished to the shareholders of the Government Income Portfolios of the Trust. Shareholders of the other portfolios of the Trust are being asked to approve certain related matters described below, and are being provided with a separate Combined Proxy Statement and Prospectus in connection with the Meeting.


    The various portfolios of the Trust currently invest all of their assets in corresponding "master funds" of Nicholas-Applegate Investment Trust. At the Meeting the shareholders of the Trust, other than shareholders of the Government Income Portfolios, will be asked to approve a reorganization in which the Trust will move from this "master-feeder" structure to a "multi-class" structure. As a result of the reorganization, each portfolio of the Trust will invest directly in portfolio securities rather than through the master funds, and each shareholder of an A, B, C Qualified or Institutional portfolio (other than the Government Income Portfolios) will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust.


    At the Meeting, the shareholders of the Government Income A, B, C, and Qualified Portfolios will be asked to approve a reorganization in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund of the Trust.

    The shareholders of the Trust also will be asked to elect Trustees of the Trust and to ratify the selection of Ernst & Young L.L.P. as independent accountants.

    The Trust is an open-end, management investment company comprised of a number of diversified portfolios. This Combined Proxy Statement and Prospectus sets forth concisely the information that shareholders of the Government Income Portfolios of the Trust should know before voting on the proposed reorganization of those Portfolios and the other matters to be considered at the meeting. It should be read and retained for future reference.


    The most recent Prospectus and Statement of Additional Information relating to each A, B, C and Qualified Government Income Portfolio of the Trust are on file with the Securities and Exchange Commission and are incorporated by referenced herein. They are available without charge by writing or calling the Trust at its address and telephone number above. The Prospectus relating to the corresponding Class A, B, C, and Q shares of the Fully Discretionary Fixed Income Fund to be distributed to the shareholders pursuant to the proposed reorganization accompanies this document. The Statement of Additional Information relating to the Class A, B, C, and Q shares of the Fully Discretionary Fixed Income Fund is also incorporated herein and is available without charge by writing or calling the Trust at its address and telephone number above.


                            ------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


DATE: JANUARY 12, 1998

                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD FEBRUARY 27, 1998
                     (FOR THE GOVERNMENT INCOME PORTFOLIOS)

                            ------------------------

    A Special Meeting of shareholders (the "Meeting" ) of Nicholas-Applegate Mutual Funds (the "Trust") will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101 at 9:00 a.m. local time on February 27, 1998.

    For shareholders of the Government Income Portfolios, the purpose of the Meeting is:


    1. To vote upon the proposed reorganization of the A, B, C, and Qualified Government Income Portfolios pursuant to an Agreement and Plan of Reorganization in which the shareholders of the Portfolios will receive corresponding shares of the Fully Discretionary Fixed Income Fund of the Trust in exchange for their Portfolio shares.


    2. To elect Trustees of the Trust to hold office until their successors are elected and qualified.

    3. To ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust for the fiscal year ended March 31, 1998.

    Shareholders of record of the Trust at the close of business on December 19, 1997 will be entitled to notice of and to vote at the Meeting or any adjournment thereof. Each shareholder is requested to sign, date and return the enclosed proxy card(s) without delay, even if such shareholder now plans to attend the Meeting. A postage-paid envelope is enclosed for this purpose. Any shareholder present at the Meeting may vote personally on all matters brought before the Meeting and in that event such shareholder's proxy will not be used.

                                          E. Blake Moore, Jr.,
                                          SECRETARY
                                          Nicholas-Applegate Mutual Funds


January 12, 1998

                               TABLE OF CONTENTS


INTRODUCTION..............................................................     1

SHARES AND VOTING.........................................................     2

BACKGROUND OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS REORGANIZATION....     3

PROPOSAL 1. AMENDMENT OF DECLARATION OF TRUST.............................     7

PROPOSAL 2. AMENDMENT OF INVESTMENT POLICY................................     7

PROPOSAL 3. APPROVAL OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS
            REORGANIZATION................................................     7

PROPOSAL 4. ELECTION OF TRUSTEES..........................................    15

PROPOSAL 5. SELECTION OF INDEPENDENT ACCOUNTANTS..........................    20

OTHER MATTERS.............................................................    20

NEXT MEETING OF SHAREHOLDERS..............................................    21

APPENDIX A--AGREEMENT AND PLAN OF REORGANIZATION

                                  INTRODUCTION

SOLICITATION OF PROXIES


    This Combined Proxy Statement and Prospectus (the "Proxy Statement") is being furnished to the shareholders of the Government Income A, B, C and Qualified Portfolios (the "Government Income Portfolios") of Nicholas-Applegate Mutual Funds (the "Trust") in connection with the solicitation of proxies by the Board of Trustees of the Trust for use at a Special Meeting of Shareholders of the Trust to be held on February 27, 1998, and any adjournment thereof (the "Meeting"). Shareholders of the other portfolios of the Trust are being asked to approve certain related matters described below, and are receiving a separate combined proxy statement and prospectus in connection with the Meeting.



    The Meeting will be held at the offices of the Trust, 600 West Broadway, 30th Floor, San Diego, California 92101, for the purposes set forth in the Notice of Special Meeting of Shareholders and more fully described below. This Proxy Statement and the enclosed form of proxy (the "Proxy") were first mailed to shareholders entitled to vote at the Meeting on or about January 12, 1998.


PURPOSE OF MEETING


    One of the purposes of the Meeting is to permit the shareholders of the portfolios of the Trust, other than the Government Income Portfolios, to consider a reorganization (the "Multi-Class Reorganization") in which the portfolios will move from a "master-feeder" structure to a "multi-class" structure (Proposal 1). Currently, the A, B, C, Qualified and Institutional portfolios of the Trust and the Money Market portfolio of the Trust, known as "feeder funds," invest all of their assets in shares of corresponding funds, known as "master funds," of Nicholas-Applegate Investment Trust (the "Master Trust"). As a result of the Multi-Class Reorganization the Trust will manage its assets directly rather than through the Master Trust, and each shareholder of a Nicholas-Applegate A, B, C, Qualified or Institutional portfolio (other than the Government Income Portfolios) will receive Class A, B, C, Q or I shares of a corresponding multi-class series of the Trust. The Money Market portfolio of the Trust will not have multiple classes, and the series of the Trust created after August 1, 1997 (the Global Blue Chip Bond Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund) are not part of the master-feeder structure and will not be affected by the Multi-Class Reorganization. The Board of Trustees and management of the Trust believe that the Multi-Class Reorganization will result in substantial economies for the Trust.



    As a related matter, the shareholders of the Institutional portfolios and the Money Market portfolio will be asked to authorize the Board of Trustees to eliminate each such portfolio's current policy of investing substantially all of its assets in the corresponding master fund (Proposal 2).



    Another purpose of the Meeting is to permit the shareholders of the Government Income A, B, C and Qualified Portfolios of the Trust to consider a reorganization (the "Government Income Portfolios Reorganization") in which they will receive corresponding Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund series of the Trust (Proposal 3). The Board of Trustees and management of the Trust believe that the Government Income Portfolios Reorganization will result in a higher level of income for shareholders of the Government Income Portfolios from a portfolio comprised principally of investment grade debt securities.



    All shareholders of the Trust will also be asked to act on two other matters--the election of Trustees to take office when the Multi-Class Reorganization is concluded (Proposal 4) and ratification of the selection of Ernst & Young L.L.P. as independent public accountants to the Trust (Proposal
5).



    Nicholas-Applegate Capital Management (the "Investment Adviser") will bear 50% of the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Proxy Statement and form of Proxy, and the balance will be paid by the Trust (allocated among the various series of the Trust in proportion to their net assets). In addition to solicitations by mail, proxies may be solicited by officers and regular employees of the Trust and the Investment Adviser by personal interview, by telephone or by facsimile. Tritech will also be retained to provide professional proxy solicitation services. The cost of solicitation, including specified expenses, is not expected to exceed $20,000.

                               SHARES AND VOTING

    The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest of the Trust entitled to vote at the Meeting will constitute a quorum. If a quorum is not present at the Meeting, sufficient votes in favor of the Proposals set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any other reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named in the Proxy will vote in favor of adjournment those shares which they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on any Proposal. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum.

    Each shareholder is entitled to one vote for each full share and a fractional vote for each fractional share outstanding on the books of the Trust in the name of the shareholder or his or her nominee on the Record Date. The Record Date and time for determining those entitled to notice of and to vote at the Meeting has been fixed at the close of business on December 19, 1997.


    At the Record Date, the Trust had 60 series of shares and 236,442,334,025 total shares outstanding, of which 738,324,661 were shares of the Government Income Portfolios. At the Record Date, the following persons owned of record more than 5% of the outstanding shares of the Government Income Portfolios and of the Trust as a whole:


    The Trust has no information regarding the beneficial owners of such shares at the Record Date. Except as indicated above, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each of the Government Income Portfolios and the Trust as a whole at the Record Date.


    All shares represented by each properly signed Proxy received prior to the Meeting will be voted at the Meeting. If a shareholder specifies how the Proxy is to be voted on a Proposal to be considered at the Meeting, it will be voted as specified. If no direction is made on the Proxy, the Proxy will be voted FOR the Proposals described in this Proxy Statement. Shareholders voting to ABSTAIN on a Proposal will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposal. A properly signed Proxy on which a broker has indicated that it has no authority to vote on a Proposal on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposal.



    A Proxy may be revoked by a shareholder at any time prior to its use by written notice to the Trust, by submission of a later dated proxy or by voting in person at the Meeting. If any other matters come before the Meeting, Proxies will be voted by the persons named in the Proxy in accordance with their best judgement.



    Proposals 1 and 2 affect only the shareholders of the Institutional and Money Market portfolios of the Trust and will not be submitted to the shareholders of the Government Income Portfolios. Shareholders of each A, B, C, and Qualified Government Income Portfolio will vote separately with respect to Proposal 3. All of the shareholders of the Trust will vote in the aggregate with respect to Proposals 4 and 5.

                  BACKGROUND OF THE PROPOSED GOVERNMENT INCOME
                           PORTFOLIOS REORGANIZATION

THE MULTI-CLASS REORGANIZATION


    Unlike other mutual funds that acquire their securities directly, the portfolios of the Trust created prior to August 1, 1997 invest their assets in funds of the Master Trust. This two-tier structure is known as a "master-feeder" structure and it permits one or more feeder funds that have the same investment objectives but different operating characteristics (such as sales charges, expenses and investment minimums) to invest in the same master fund.



    When the Board of Trustees of the Trust established the master-feeder structure in 1993, it believed this form of organization would achieve certain efficiencies of operation and economies of scale. However, since the establishment of the master-feeder structure, the number of portfolios organized by the Trust using that structure has increased significantly, to 57. Furthermore, regulatory developments have occurred enabling mutual fund complexes to more easily achieve, through the use of multiple classes of shares, the benefits at one time expected of the master-feeder approach without the operating costs and technical complexities of a two-tiered structure.



    The purpose of the Multi-Class Reorganization is to eliminate the cost and complexity of a master-feeder structure that has not yielded and is no longer expected to yield long-term efficiencies of operation and economies of scale. Management of the Trust expects the Multi-Class Reorganization to save the Trust approximately $1,000,000 per year in fees currently paid to the company which provides day-to-day accounting services to the Trust. In addition, the number of tax returns currently filed annually by the Trust and the Master Trust would be reduced from 129 to 38 and separate audits for the master funds would no longer be necessary, with an annual savings of approximately $180,000. Over time the Trust would also benefit from the fewer number of required SEC filings and other legal and administrative cost savings.



    As Investment Adviser to the Master Trust, Nicholas-Applegate Capital Management has to date voluntarily agreed to defer its management fees and to absorb other operating expenses payable by the Trust and the Master Trust, to the extent necessary to ensure that the expenses for each portfolio (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) do not exceed certain levels. Accordingly, the shareholders of the Trust have in the past not borne the full cost of the master-feeder structure. However, the Board of Trustees believes that the Multi-Class Reorganization will benefit the shareholders of the Trust. Any expenses in excess of the current expense caps may be borne by the shareholders in the future, as in subsequent years each portfolio will reimburse the Investment Adviser when operating expenses (before recoupment) for the portfolio are less than the expense cap. Furthermore, although the Investment Adviser has maintained these expense caps since the portfolios commenced operation and has agreed to maintain them through March 31, 1999 there can be no assurance it will do so indefinitely in the future.


    In addition, the proposed Multi-Class Reorganization will permit the Trust to provide for the automatic conversion of its current portfolio B shares to portfolio A shares seven years after purchase. Although portfolio B shares may currently be exchanged voluntarily for the corresponding portfolio A shares seven years after purchase, the exchange is treated as a redemption and purchase for tax purposes. In the proposed multi-class structure, the Trust will be able to provide for automatic conversion without adverse federal income tax consequences. Such an exchange is beneficial for long-term shareholders, as portfolio A shares have lower annual distribution-related fees than portfolio B shares.

    Upon completion of the Multi-Class Reorganization, the current Fully Discretionary Fixed Income Institutional Portfolio of the Trust will be renamed the "Fully Discretionary Fixed Income Fund," the shareholders of the Portfolio will become Class I shareholders of the Fund, and the Board of Trustees will create Class A, B, C and Q shares of the Fund to enable the Government Income Portfolios Reorganization to be completed.

THE GOVERNMENT INCOME PORTFOLIOS REORGANIZATION

    The Board of Trustees of the Trust believes that, at their current sizes (ranging from $4,283,869 to $17,075 as of October 31, 1997), the Government Income A, B, C and Qualified Portfolios, and the corresponding Government Income master fund in which the Government Income Portfolios invest, are too small to operate in a cost effective manner. The Government Income Portfolios incur substantial overhead expenses, directly and through their investment in the Government Income master fund, for accounting services, legal services, printing, insurance, and custodial, transfer agency, advisory and administrative services. To date, Nicholas-Applegate Capital Management has been voluntarily subsidizing the Government Income Portfolios' operations by reducing its management fees to the Government Income master fund and by absorbing some of the other expenses of the master fund and the Portfolios, in order that the Government Income Portfolios can provide competitive yields to their shareholders. Management of the Trust does not foresee any significant increases in the assets of the Government Income Portfolios or the Government Income master fund in the near future, and Nicholas-Applegate Capital Management has informed the Board that it is unwilling to continue subsidizing the Government Income Portfolios' operations in the future despite any economies achieved in connection with the Multi-Class Reorganization.

    The Fully Discretionary master fund had aggregate assets of $14,665,285 million as of October 31, 1997, compromised principally of assets of the Fully Discretionary Fixed Income Institutional Portfolio of the Trust. The Fully Discretionary Fixed Income Institutional Portfolio and the corresponding Fully Discretionary Fixed Income master fund currently incur expenses similar to those of the Government Income Portfolios and the Government Income master fund. However, management believes that as a result of the proposed Multi-Class Reorganization and the proposed Government Income Portfolios Reorganization, the combined asset base of the Fully Discretionary Fund will permit the Fund to spread reduced expenses over a larger asset base, with reasonable prospects for further increases in assets in the future. Because the investment objectives of the Government Income Portfolios and the Fully Discretionary Fixed Income Fund are similar, the Board of Trustees believes that shareholders of the Government Income Portfolios should be able to continue to meet their primary goal of current income from a portfolio comprised principally of high quality fixed income securities after completion of the Government Income Portfolios Reorganization.

    The Board of Trustees believes that the only practical alternative to the proposed Government Income Portfolios Reorganization would be a taxable liquidation of the Portfolios, which would not be preferable to the proposed tax-free reorganization with the Fully Discretionary Fund.

INVESTOR EXPENSES


    Investors pay various expenses, either directly or indirectly. The figures below are expenses for each Government Income Portfolio (including their shares of the expenses of the corresponding Government Income master fund) for the fiscal year ended March 31, 1997. No Fully Discretionary Fixed Income A, B, C or Qualified Portfolios currently exist, so the figures set forth below for the A, B, C and Q Classes of the Fully Discretionary Fund are expected expenses for the first year of operation of the Fund.


                                                                GOVERNMENT INCOME PORTFOLIOS
                                                -------------------------------------------------------------
                                                                                                  QUALIFIED
                                                 PORTFOLIO A     PORTFOLIO B     PORTFOLIO C      PORTFOLIO
                                                -------------   -------------   -------------   -------------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases (as a
  percentage of offering price)...............          4.75%           None            None            None
Sales charge on reinvested dividends..........          None            None            None            None
Deferred sales charge (as a percentage of
  original purchase price or redemption
  proceeds, whichever is lower)...............          None(1)         5.00%           1.00%           None
Redemption fee................................          None            None            None            None
Exchange Fee..................................          None            None            None            None
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
  PERCENTAGE OF AVERAGE NET ASSETS (AFTER
  EXPENSE DEFERRAL):..........................
Management fees...............................          0.40%           0.40%           0.40%           0.40%
12b-1 expenses................................          0.25%           0.50%           0.50%           0.25%
Other expenses (after expense deferral) (2)...          0.25%           0.40%           0.40%           0.15%
Total operating expenses (after expense
  deferral) (2)...............................          0.90%           1.30%           1.30%           0.80%

                                                             FULLY DISCRETIONARY
                                                              FIXED INCOME FUND
                                                ---------------------------------------------
                                                 CLASS A     CLASS B     CLASS C     CLASS Q
                                                ---------   ---------   ---------   ---------
SHAREHOLDER TRANSACTION EXPENSES:
Maximum sales charge on purchases (as a
  percentage of offering price)...............      4.75%       None        None        None
Sales charge on reinvested dividends..........      None        None        None        None
Deferred sales charge (as a percentage of
  original purchase price or redemption
  proceeds, whichever is lower)...............      None(1)     5.00%       1.00%       None
Redemption fee................................      None        None        None        None
Exchange Fee..................................      None        None        None        None
ANNUAL PORTFOLIO OPERATING EXPENSES AS A
  PERCENTAGE OF AVERAGE NET ASSETS (AFTER
  EXPENSE DEFERRAL):..........................
Management fees...............................      0.45%       0.45%       0.45%       0.45%
12b-1 expenses................................      0.25%       0.50%       0.50%       0.25%
Other expenses (after expense deferral) (2)...      0.60%       0.75%       0.75%       0.18%
Total operating expenses (after expense
  deferral) (2)...............................      1.30%       1.70%       1.70%       0.88%


------------------------------
(1) Shareholders who buy $1 million in shares without paying a sales charge may be charged a contingent deferred sales charge of 1% on redemptions made within one year of purchase.


(2) The Investment Adviser has voluntarily agreed to defer its management fees and to absorb other operating expenses payable by the master funds and the Portfolios through March 31, 1999, and will do so for the various Classes of the Fully Discretionary Fixed Income fund through March 31, 1999. For the Government Income A, B, C and Qualified Portfolios, Total operating expenses would have been 7.67%, 8.33%, 4.98% and 2,789.64%, respectively, and Other expenses would have been 7.02%, 7.43%, 4.08%, and 2,788.99%, respectively, absent the deferral. For the Class A, B, C and Q shares of the Fully Discretionary Fixed Income Fund, expected Total operating expenses are 6.18%, 4.35%, 3.92% and 268.01%, respectively, and estimated Other expenses are 5.53%, 3.45%, 3.02%, and 267.36%, respectively, absent the deferral. Because of the 12b-1 fees, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE:



    The following table shows what an investor would pay if he invested in a Government Income Portfolio or a Class of the Fully Discretionary Fund over the various time frames involved. The table assumes continuation of the expenses levels indicated above, that all dividends are reinvested, and that the average annual return is 5%. The example is for comparison purposes only and is not a representation of actual expenses and returns, either past or future.



                                                                              1 YEAR     3 YEARS    5 YEARS    10 YEARS
                                                                             ---------  ---------  ---------  -----------
Government Income Portfolios
Portfolio A................................................................
Portfolio B
  Assuming redemption at end of time period (1)............................
  Assuming no redemption...................................................
Portfolio C
  Assuming redemption at end of time period (1)............................
  Assuming no redemption...................................................
Qualified Portfolio........................................................
Fully Discretionary Fixed Income Fund
  Class A..................................................................
  Class B (2)..............................................................
  Class C (2)..............................................................
  Class Q..................................................................


------------------------


(1) Assumes deduction of a contingent deferred sales charge and no exchange of Portfolio B shares for Portfolio A shares seven or more years after purchase.



(2) Assumes deduction of a contingent deferred sales charge and automatic exchange of Portfolio B shares for Portfolio A shares seven years after purchase.

                 PROPOSAL 1.  AMENDMENT OF DECLARATION OF TRUST


    At the Meeting, shareholders of the Institutional Portfolios of the Trust (including the Fully Discretionary Fixed Income Institutional Portfolio) will be asked to approve an amendment to the Trust's Declaration of Trust to permit the Board of Trustees to create multiple classes of the Institutional Portfolios. As this Proposal affects only the Institutional Portfolios, it is not being submitted to the shareholders of the Government Income Portfolios.



                 PROPOSAL 2.  AMENDMENT OF INVESTMENT POLICIES



    At the Meeting, shareholders of the Money Market portfolio and the Institutional portfolios will be asked to authorize the Board of Trustees to eliminate each such portfolio's current policy of investing all of its assets in the corresponding master fund of the Master Trust. As this Proposal affects only the Money Market and Institutional portfolios, it is not being submitted to the shareholders of the Government Income Portfolios.



            PROPOSAL 3.  APPROVAL OF THE PROPOSED GOVERNMENT INCOME
                           PORTFOLIOS REORGANIZATION


    At the Meeting, shareholders of the A, B, C, and Qualified Government Income Portfolios will be asked to approve the proposed Government Income Portfolios Reorganization.

DESCRIPTION OF THE PROPOSED GOVERNMENT INCOME PORTFOLIOS
  REORGANIZATION

THE REORGANIZATION AGREEMENT

    The terms and conditions under which the proposed Government Income Portfolios Reorganization will be completed are set forth in the Agreement and Plan of Reorganization (the "Reorganization Agreement") attached as Appendix A. The following is a summary of the Reorganization Agreement.

    The Reorganization Agreement provides for the completion of the Government Income Portfolios Reorganization (the "Closing") in several steps:

        First, upon completion of the Multi-Class Reorganization, the Fully Discretionary Fixed Income Institutional Portfolio will be renamed the "Fully Discretionary Fixed Income Fund," and its existing shares will be designated Class I shares of the Fund.


        Second, the Government Income master fund will dissolve and distribute its assets in kind (i.e., in the form of the bonds or other investment securities held by the master fund) to the A, B, C and Qualified Government Income Portfolios.



        Third, the A, B, C and Qualified Government Income Portfolios will transfer their assets to the Fully Discretionary Fixed Income Fund, which assets will be managed in the same manner as other Fund investments. In exchange, each Government Income Portfolio will receive Class A, B, C or Q shares of the Fully Discretionary Fixed Income Fund with the same total net asset value as the assets being transferred.


        Finally, each A, B, C and Qualified Government Income Portfolio will distribute the Fully Discretionary Fixed Income Fund shares it receives to its shareholders, and will dissolve. For example, Government Income Portfolio A will distribute the Class A shares of the Fully Discretionary Fixed Income Fund to its shareholders. Each former shareholder of Government Income Portfolio A will then hold Class A shares of the Fully Discretionary Fixed Income Fund with the same net asset value as the shares of the Government Income Portfolio A he previously held.

    The Closing is subject to various conditions, including the completion of the Multi-Class Reorganization, approval of the Government Income Portfolios Reorganization by a majority of shares of each A, B, C, and Qualified Government Income Portfolio, dissolution of the Government Income master fund, completion of all filings with, and receipt of all necessary orders and approvals from, the Securities and Exchange Commission (the "SEC"), delivery of legal opinions regarding the Federal tax consequences of the Government Income Portfolios Reorganization, and other customary corporate and securities matters. Any conditions may be waived by the Board of Trustees of the Trust if, in its judgment, such waiver will not have a material adverse effect on the interests of the shareholders. The Reorganization Agreement may be terminated at any time if the Board of Trustees determines in good faith that the Government Income Portfolios Reorganization is not in the best interests of the shareholders of the Government Income Portfolios or the Fully Discretionary Fixed Income Fund.


FEDERAL TAX CONSEQUENCES


    The Trust has received an opinion from Paul, Hastings, Janofsky & Walker LLP, the legal counsel to the Trust, to the effect that under the Internal Revenue Code the Government Income Portfolios Reorganization will not result in any taxable income to the Government Income Portfolios or their shareholders. This legal opinion is not binding on the Internal Revenue Service or any other taxing authority, and the Trust does not intend to seek a private letter ruling or advisory opinion from the Internal Revenue Service with respect to the tax effects of the Government Income Portfolios Reorganization.


CHANGE OF FUND NAME

    After the Multi-Class Reorganization and the Government Income Portfolios Reorganization are completed, the Fully Discretionary Fixed Income Fund will be renamed the High Quality Bond Fund, to better reflect its investment objective and policies.

COMPARISON OF THE GOVERNMENT INCOME PORTFOLIOS AND THE FULLY
  DISCRETIONARY FIXED INCOME FUND


    The Trust is an open-end management investment company currently offering a number of separate diversified portfolios with differing sales load, shareholder services plan and distribution plan arrangements. The Trust was organized in December 1992 as a business trust under the laws of the State of Delaware. If the Multi-Class Reorganization is approved and completed, shareholders of each Institutional portfolio series of the Trust will become Class I shareholders of the same series (which will be renamed a "Fund"), and shareholders of each A, B, C and Qualified portfolio series of the Trust will become Class A, B, C and Q shareholders of the corresponding Fund.



    Pursuant to the Multi-Class Reorganization, the Fully Discretionary Fixed Income Institutional Portfolio of the Trust will be renamed the "Fully Discretionary Fixed Income Fund" of the Trust, and its existing shareholders will hold Class I shares of the Fully Discretionary Fixed Income Fund. As a result of the proposed Government Income Portfolios Reorganization, each shareholder of an A, B, C, or Qualified Government Income Portfolio will hold Class A, B, C or Q shares of the Fully Discretionary Fixed Income Fund with the same net asset value as his current shares.


    A brief comparison of the Government Income Portfolios with the Fully Discretionary Fixed Income Fund is set forth below:

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

    The Government Income Portfolios seek, as their investment objective, current income consistent with prudent investment risk and preservation of capital. They invest (through the Government Income master fund) primarily in intermediate term government bonds. The Fully Discretionary Fixed Income Fund seeks to maximize total return through an actively managed diversified portfolio of debt securities.

    Under normal conditions, the Government Income Portfolios, through the Government Income master fund, invest at least 75% of their total assets in securities issued by the U.S. Government and its agencies and instrumentalities. They invest the remainder primarily in non-agency mortgage-related securities, domestic and foreign investment grade debt obligations and short-term investments. The Fully Discretionary Fixed Income Fund, under normal conditions, invests at least 65% of its total assets in investment grade debt securities issued by U.S. and foreign corporations and U.S. and foreign governments and their agencies and instrumentalities. In addition, unlike the Government Income Portfolios, the Fully Discretionary Fixed Income Fund may invest in municipal debt securities and may invest up to 20% of its assets in debt securities rated below investment grade.


    The investment policies of the Government Income Portfolios and the Fully Discretionary Fixed Income Fund also differ in certain other significant respects. Both the Government Income Portfolios and the Fully Discretionary Fixed Income Fund may enter into interest rate or financial futures contracts and into foreign currency futures contracts (and options on those futures contracts) as hedging techniques. However, the Fully Discretionary Fixed Income Fund may also write covered call and secured put options on securities and securities indexes and may enter into interest rate and currency swaps as hedging techniques, subject to the limitation that it may not enter into such hedging transactions if as a result more than 25% of its net assets would be hedged or more than 25% of its net assets would be used as cover for options it has written. In addition to hedging transactions, the Fully Discretionary Fixed Income Fund may enter into options, futures and swap transactions to enhance potential gains in circumstances where hedging is not involved, provided that its net loss exposure from such transactions does not exceed 5% of its net assets at any time.


RISK FACTORS

    As noted above, the investment objectives, policies and restrictions of the Government Income Portfolios and the Fully Discretionary Fund differ in some respects. As a result of these differences, an investment in the Fully Discretionary Fixed Income Fund involves greater risk than an investment in a Government Income Portfolio.


    The values of both the Government Income Portfolios' and the Fully Discretionary Fixed Income Fund's portfolios fluctuate in response to movements in interest rates. However, the average duration of the Fully Discretionary Fixed Income Fund's portfolio will range from two to eight years, compared to three to six years for the Government Income Portfolios. Although longer maturity securities generally have higher yields, they also have greater fluctuations in price. In addition, by including in its portfolio a greater portion of securities issued by domestic and foreign companies, states and municipalities, the Fully Discretionary Fixed Income Fund incurs market and credit risks, in addition to interest rate risks, that are greater than those incurred by the Government Income Portfolios, which have investment portfolios consisting primarily of securities issued by the U.S. Government and its agencies and instrumentalities. Although at least 65% of the Fully Discretionary Fixed Income Fund's total assets will be comprised of investment grade securities, the prices of such securities are likely to change more than those of U.S. Government securities, and thus the net asset values of the Fund's shares are likely to move more in price than those of the Government Income Portfolios. Furthermore, credit ratings of portfolio securities are heavily weighted by past developments and do not necessarily reflect probable future conditions, securities in the lower investment grades have speculative characteristics, and changes in economic conditions or other circumstances may be more likely to lead to the issuers' weakened capacity to pay interest and principal than would be the case with higher rated investment grade securities.


    In addition, the Fully Discretionary Fixed Income Fund may invest up to 20% of its assets in debt and convertible securities rated below investment grade. Securities rated below investment grade, commonly referred to as "junk bonds" or "high-yield, high risk bonds," are subject to greater risk of loss of income and principal than higher rated bonds and are considered to be predominantly speculative. The issuers' capacity to pay interest and repay principal may decline during sustained periods of deteriorating economic conditions or rising interest rates, and such bonds are subject to wider market and yield fluctuations than higher-rated securities. The markets for such securities may be thinner and less active than higher-rated securities, which can adversely affect the prices at which the securities can be sold and the Fund's ability to accurately price the securities. The Fund may purchase securities with any rating (or comparable unrated securities), including securities currently in payment default. Although Nicholas-Applegate Capital Management (the "Investment Adviser") will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, there can be no assurance that losses will not occur.


    Furthermore, the Fully Discretionary Fixed Income Fund may invest an unlimited portion of its portfolio in securities of foreign companies and governments, compared to a limit of 35% for the Government Income Portfolios. Such investments bear special risks, including fluctuations in foreign exchange rates, political or economic instability in the country of issue, and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political, and social factors than are the prices of securities in the United States markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities or political or economic developments which could affect foreign investments. Moreover, securities of foreign issuers generally will not be registered with the Securities and Exchange Commission and such issuers generally will not be subject to the Commission's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the United States. Neither the Government Income Portfolios nor the Fully Discretionary Fixed Income Fund will invest in securities denominated in a foreign currency unless, at the time of investment, such currency is considered by the Investment Adviser to be fully exchangeable into United States dollars without significant legal restriction; if such restrictions develop after an investment is made, the Investment Adviser will take such actions as it concludes are appropriate under the circumstances.



    The Fully Discretionary Fixed Income Fund may invest in securities issued by state and local governments, territories and possessions of the U.S., regional government authorities, and their agencies and instrumentalities ("municipal securities"), including general obligation and revenue bonds. The issuers of municipal securities may become subject to laws enacted in the future by state or local legislative bodies or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of the issuers to levy taxes. Furthermore, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of or interest on its municipal obligations may be materially affected.



    The Fully Discretionary Fixed Income Fund may use options on securities and securities indexes for hedging purposes and in non-hedging transactions to enhance potential gain. There is a risk that the prices of the options may not correlate perfectly with the prices of the securities in its portfolio. This may cause the options to react differently than the Fund's portfolio securities to market changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or extent of market movements, in which case the Fund could lose money on an option. The Fund may also use dealer options, which lack the liquidity of exchange traded options and involve the risk that the securities dealers participating in the transactions will fail to meet their obligations. Although the Investment Adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for these instruments, which could prevent the Fund from liquidating an unfavorable position.

    Interest rate and currency swap transactions in which the Fully Discretionary Fixed Income Fund may invest require the Fund to rely on the other party to the transaction to perform its obligations pursuant to the swap agreement. In the event of a default by the other party, the Fund would have contractual remedies against the defaulting party but there is no assurance that the Fund would be able to obtain the expected benefit from the transaction.

INVESTMENT ADVISER


    All of the Portfolios of the Trust, including the Government Income Portfolios, currently invest their assets in the corresponding series of the Master Trust managed by the Investment Adviser, and the Portfolios do not themselves engage the services of the Investment Adviser or any other investment manager. Upon completion of the Multi-Class Reorganization, the Trust will enter into a new investment advisory agreement with the Investment Adviser on behalf of all of its portfolios, including the Fully Discretionary Fixed Income Fund, on terms and conditions identical in all material respects to the terms and conditions of the current investment advisory agreement between the Investment Adviser and the Master Trust.


    The investment advisory fees currently paid by the Government Income Portfolios will increase slightly as a result of the proposed Government Income Portfolios Reorganization. As compensation for the services it provides to the Government Income master fund, the Investment Adviser receives a monthly fee at the rate of 0.40% of the first $500 million of the master fund's net assets, and 0.35% of net assets in excess of $500 million. As compensation for the services it provides to the Fully Discretionary Fixed Income Fund, the Investment Adviser will receive a monthly fee at the rate of 0.45% of the first $500 million of the Fund's average net assets, 0.40% of the next $250 million of average net assets, and 0.35% of average net assets in excess of $750 million.


    The expense cap voluntarily applied by the Investment Adviser to the Fully Discretionary Fixed Income Fund will be higher than the expense cap currently voluntarily applied to the Government Income Portfolios. To limit the expenses of the Government Income Portfolios, the Investment Adviser has voluntarily agreed to defer its fees payable by the Government Income master fund, and to absorb other operating expenses payable by the master fund and the Government Income Portfolios, through March 31, 1999, to ensure that the expenses allocable to each Portfolio (excluding interest, taxes, brokerage commission and other portfolio transaction expenses, capital expenditures and extraordinary expenses, but including the Portfolio's proportionate share of the master fund's similar operating expenses) do not exceed the following respective percentages of the Portfolios' average net assets on an annual basis: Portfolio A--0.90%; Portfolio B--1.30%; Portfolio C--1.30%; Qualified Portfolio--0.80%. To limit the expenses of the various Classes of the Fully Discretionary Fixed Income Fund, the Investment Adviser has voluntarily agreed to similar expense deferrals through March 31, 1999, as follows: Class A--1.30%; Class B--1.70%; Class C--1.70%,
Class Q--0.88%. As was the case with the Government Income Portfolios, each Class of the Fully Discretionary Fixed Income Fund will reimburse the Investment Adviser for fees deferred or other expenses paid in later years in which operating expenses for the Class are less than the applicable percentage limitation for any such year. In both cases, no interest, carrying or finance charge will be paid with respect to any amounts representing fees deferred or other expenses paid by the Investment Adviser. In addition, in both cases unreimbursed amounts will not be payable upon termination or non-renewal of the investment advisory agreement. Although the limitations are voluntary, they have been in effect since the inception of the Government Income Portfolios and Fully Discretionary Fixed Income Institutional portfolio, and the Investment Adviser has no current intention of terminating the limitations applicable to the Classes of the Fully Discretionary Fixed Income Fund.


ADMINISTRATIVE SERVICES

    Investment Company Administration Corporation ("ICAC") currently serves as the principal administrator of the Trust and the Master Trust and, pursuant to Administration Agreements with the Trust and the Master Trust, is responsible for performing all administrative services required for the daily business operations of the Trust and the Master Trust, subject to the supervision of the Board of Trustees of the Trust and the Master Trust. After the Multi-Class Reorganization, the Master Trust's Administration Agreement will be terminated, and the Trust will enter into a new Administration Agreement on terms and conditions substantially identical to those applicable to the portfolios immediately prior to the Multi-Class Reorganization, except for the fee adjustments described below.



    The total fees paid to ICAC with respect to the Government Income Portfolios and the Government Income master fund for the fiscal year ended March 31, 1997 were $27,846 (.58% of the Government Income Portfolios' average net assets). Under its new Administration Agreement with the Trust, ICAC will receive annual fees from the Fully Discretionary Fund equal to the Fully Discretionary Fund's pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to 0.05% of the first $100 million of the Trust's average net assets, 0.04% of the next $150 million, 0.03% of the next $300 million, 0.02% of the next $300 million and 0.01% thereafter, subject to a $40,000 annual minimum. If this fee arrangement had been in effect for the year ended March 31, 1997, the total fees paid to ICAC with respect to the Government Income Portfolios would have been unchanged--$27,846 (.58% of average net assets).



    Pursuant to an Administrative Services Agreement with the Trust, the Investment Adviser is currently responsible for providing all administrative services to the Trust which are not provided by ICAC or by the Trust's distributor, transfer agents, accounting agents, independent accountants and legal counsel. The Administrative Services Agreement will be amended to add the Funds (including the Fully Discretionary Fixed Income Fund) as parties on terms and conditions substantially identical to the terms and conditions applicable to the portfolios immediately prior to the Multi-Class Reorganization.


    PFPC Inc. currently provides day-to-day accounting services to the Trust and the Master Trust pursuant to Accounting Services Agreement with the Trust and the Master Trust. After the Multi-Class Reorganization, the Master Trust's Accounting Services Agreement will be terminated, and the fee schedule for the Trust's Accounting Services Agreement will be amended.


    Under its current Accounting Services Agreement with the Trust, PFPC receives annual fees from the Government Income Portfolios aggregating $50,664 and from the Government Income master fund equal to $6,250 plus 0.03% of average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% thereafter. The total fees paid to PFPC with respect to the Government Income Portfolios and the Government Income master fund for the fiscal year ended March 31, 1997 were $114,358 (2.4% of the Government Income Portfolios' average net assets). Under its new fee schedule with the Trust, PFPC will receive annual fees from the Fully Discretionary Fund equal to its pro rata portion (based on its net assets compared to the Trust's total net assets) of a fee equal to $6,250 per Fund plus 0.03% of each Fund's average daily net assets from $100 million to $250 million, 0.02% of the next $250 million, and 0.15% over $500 million. If this arrangement had been in effect for the year ended March 31, 1997, the total fees paid to PFPC with respect to the Government Income Portfolios would have been $75,497 (.82% of average net assets).


DISTRIBUTOR, TRANSFER AGENT AND CUSTODIAN


    Nicholas-Applegate Securities currently serves as the principal underwriter and distributor for the Trust pursuant to a Distribution Agreement with the Trust, State Street Bank and Trust Company currently serves as the transfer agent for the Trust pursuant to a Transfer Agency and Services Agreement with the Trust, and PNC Bank currently serves as the custodian for the Trust pursuant to a Custodian Services Agreement with the Trust. The Distribution Agreement, the Transfer Agency and Service Agreement and the Custodian Services Agreement will be amended to add the Funds (including the Fully Discretionary Fixed Income
Fund) as parties to each on terms and conditions substantially identical to the terms and conditions applicable to the portfolios immediately prior to the Multi-Class Reorganization. The Master

Trust has similar arrangements for which it pays nominal fees, which will be terminated upon completion of the Multi-Class Reorganization.

CAPITALIZATION


    The following table shows the capitalization of the Fully Discretionary Fixed Income Portfolio at October 31, 1997 (unaudited) and on a pro forma basis giving effect to the Multi-Class Reorganization and the Government Income Portfolios Reorganization:


                              CAPITALIZATION TABLE


                                                                       FULLY DISCRETIONARY    FULLY DISCRETIONARY
                                                   GOVERNMENT INCOME      FIXED INCOME         FIXED INCOME FUND
                                                     PORTFOLIOS (1)       PORTFOLIO (1)     COMBINED PRO FORMA (2)
                                                   ------------------  -------------------  -----------------------
Portfolio A......................................     $  1,103,818            None           $  1,103,818(Class A)
Portfolio B......................................     $  1,924,564            None           $  1,924,564(Class B)
Portfolio C......................................     $  4,283,869            None           $  4,283,869(Class C)
Qualified Portfolio..............................     $     17,075            None           $     17,075(Class Q)
Institutional Portfolio..........................             None          $                $           (Class I)


------------------------

(1) As of October 31, 1997.

(2) After giving effect to the Multi-Class Reorganization and the Government Income Portfolios Reorganization.

PURCHASES AND REDEMPTIONS

    Shareholders of the Government Income Portfolios who receive shares of corresponding Classes of the Fully Discretionary Fixed Income Fund in the Government Income Portfolios Reorganization will be able to purchase and redeem shares in the Fund in substantially the same manner and subject to substantially the same conditions as shares in the Portfolios presently are purchased and redeemed.

DIVIDENDS, DISTRIBUTIONS AND TAXES


    The Government Income Portfolios currently pay monthly dividends of net investment income and annual contributions of net capital gains, if any. Following the Government Income Portfolios Reorganization, the Fully Discretionary Fixed Income Fund will declare and pay dividends annually rather than monthly, and will calculate and make annual distributions of net capital gains, if any.


    The Trust has elected to qualify each Government Income Portfolio and the Fully Discretionary Fixed Income Institutional Portfolio as a regulated investment company under Subchapter M of the Code, and intends that the Fully Discretionary Fixed Income Fund will remain so qualified. As a regulated investment company, the Fully Discretionary Fixed Income Fund will be entitled to the same benefits and subject to the same tax regulations as the Government Income Portfolios immediately prior to the Government Income Portfolios Reorganization.

PORTFOLIO TRANSACTIONS AND BROKERAGE

    The Investment Adviser will execute the portfolio transactions and allocate the brokerage business of the Fully Discretionary Fixed Income Fund subject to policies established by the Board of Trustees of the Trust which are substantially identical to those in effect with respect to the Government Income master fund immediately prior to the Multi-Class Reorganization.

SHAREHOLDERS' RIGHTS


    The rights of shareholders of the Classes of the Fully Discretionary Fixed Income Fund will be identical in all material respects to those of shareholders of the Government Income Portfolios, except that Class B shares will convert automatically to Class A shares seven years after purchase. As was the case before the Multi-Class Reorganization, the shareholders of the Trust will vote in the aggregate on all matters except those affecting only a particular Fund or Class, in which case only the shareholders of the affected Fund or Class will vote. Because the Government Income Portfolios Reorganization will increase the size of the Fully Discretionary Fixed Income Fund, the voting power of individual shareholders will be diluted with respect to matters on which shareholders vote on a Fund-wide basis rather than on an individual Class basis.


FURTHER INFORMATION ABOUT THE GOVERNMENT INCOME PORTFOLIOS AND THE FULLY
  DISCRETIONARY FIXED INCOME FUND


    Further information about the Government Income Portfolios and the Fully Discretionary Fixed Income Institutional Portfolio is contained in their current prospectuses and statements of additional information, which are incorporated herein by reference. A copy of the Fully Discretionary Fixed Income Fund's preliminary prospectus accompanies this Proxy Statement. The Trust will also provide its most recent annual reports to shareholders with respect to the Fully Discretionary Fixed Income Institutional Portfolio for the year ended March 31, 1997, and its semiannual report to shareholders for the six months ended September 30, 1997, upon request. These documents are available without charge by writing to the Trust at 600 West Broadway, San Diego, California 92101, or by calling (800) 551-8045.



    The Trust is subject to the information requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, and as required by those Acts file reports, proxy statements and other information with the Securities and Exchange Commission. Such reports, proxy statements and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the SEC's regional offices at 219 South Dearborn Street, Chicago, Illinois and 75 Park Place, New York, New York. They may also be viewed on the Internet at www.sec.gov. Copies of such materials can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services of the SEC, Washington, D.C. 20549.


APPROVAL OF THE BOARD OF TRUSTEES

    As discussed above, the Board of Trustees believes that the proposed Government Income Portfolios Reorganization will be advantageous to the shareholders of the Portfolios. At their current sizes, the Government Income Portfolios are too small to operate in a cost effective manner. Management of the Trust does not foresee any significant increases in the assets of the Government Income Portfolios or the Government Income master fund in the near future which would change this situation. Although Nicholas-Applegate Capital Management has been voluntarily subsidizing the Portfolios' operations, it is not willing to continue to do so in the future, even after completion of the Multi-Class Reorganization.


    Although the Fully Discretionary Fixed Income Fund will have slightly higher expenses than the Government Income Portfolios, management believes that, as a result of the Multi-Class Reorganization and the Government Income Portfolios Reorganization, the combined asset base of the Fund will permit it to spread reduced expenses over a larger asset base, with reasonable prospects for further increases in assets and correspondingly lower expenses in the future. Furthermore, the investment objective of the Fully Discretionary Fixed Income Fund is similar to that of the Government Income Portfolios, and a substantial portion of the Fund's portfolio will be comprised of investment-grade securities. Thus, the Board of Trustees believes that the shareholders of the Government Income Portfolios should be able to continue to meet their primary goal of current income from a portfolio comprised principally of high quality fixed income securities after completion of the Government Income Portfolios Reorganization.

    The Board of Trustees believes that the only practical alternative to the proposed Government Income Portfolios Reorganization would be a taxable liquidation of the Portfolios, which would not be preferable to the proposed tax-free reorganization with the Fully Discretionary Fixed Income Fund. However, if for any reason the proposed Government Income Portfolios Reorganization is not completed, the Board of Trustees currently believes that its only option will be such a liquidation.

VOTE REQUIRED


    Approval of the Government Income Portfolios Reorganization requires the affirmative votes of shareholders holding more than 50% of the outstanding shares of each of the A, B, C and Qualified Government Income Portfolios. If the shareholders of all the A, B, C and Qualified Government Income Portfolios do not approve the proposed Government Income Portfolios Reorganization, or either the Multi-Class Reorganization or the Government Income Portfolios Reorganization is not completed for any other reason, then the Board of Trustees intends to liquidate the Government Income Portfolios.



                       PROPOSAL 4.  ELECTION OF TRUSTEES


    At the Meeting, shareholders will be asked to elect Trustees of the Trust to hold office until their successors are elected.


    The Proxy holders intend to vote for the election of the nominees named below, all of whom are currently Trustees of the Trust or the Master Trust. All of the nominees have consented to be named and have indicated their intent to serve if elected. If any nominee is unavailable for any reason, the Proxy holders will consult with the Board of Trustees of the Trust in determining how to vote the shares represented by them.


    The following table indicates, as to each of the nominees for election as a Trustee, his or her name, position with the Trust or Master Trust, age, principal occupation during the past five years, other directorships held in public companies, and the number of shares of the Trust beneficially owned at the Record Date. Unless otherwise indicated and subject to applicable community property and similar laws, each nominee has sole voting and investment power with respect to the shares of the Trust beneficially owned. Trustees whose names are followed by an asterisk are "interested persons" of the Trust (as defined by the Investment Company Act of 1940, as amended).


                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF SERIES
-------------------------------  ----------------------------------------------------------------  ---------------
FRED C. APPLEGATE, Trustee and   Private investor (since January 1992); formerly President,
Chairman of the Board of         Nicholas-Applegate Capital Management (from August 1984 to
Trustees (___) (2)               December 1991). Director of Nicholas- Applegate Fund, Inc.
                                 (since 1987). Mr. Applegate's interests in Nicholas-Applegate
                                 Capital Management, Inc., the general partner of the Investment
                                 Adviser, were acquired by Mr. Nicholas in 1991 and 1992.

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF SERIES
-------------------------------  ----------------------------------------------------------------  ---------------
ARTHUR B. LAFFER, Trustee        Chairman, A.B. Laffer, V.A. Canto & Associates, an economic
(___)*(3)                        consulting firm (since 1979); Chairman, Laffer Advisors
                                 Incorporated, economic consultants (since 1981); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987), U.S. Filter
                                 Corporation (since 1991), MasTec, Inc. (construction) (since
                                 1994), and Coinmach Laundry Corporation (since 1996); Chairman,
                                 Calport Asset Management, Inc. (since 1992); formerly
                                 Distinguished University Professor and Director, Pepperdine
                                 University (from September 1985 to May 1988) and Professor of
                                 Business Economics, University of Southern California (1976 to
                                 1984).

CHARLES E. YOUNG, Trustee        Chancellor, University of California at Los Angeles (1968-1997);
(___) (2)                        Director, Nicholas-Applegate Fund, Inc. (since 1992); Director,
                                 Intel Corp. (since 1974), Academy of Television Arts and
                                 Sciences Foundation (since 1988), Los Angeles World Affairs
                                 Council (since 1977) and Town Hall of California (since 1982).

ARTHUR E. NICHOLAS, Trustee      Trustee and Chairman of the Board of Trustees of the Master
(___)*                           Trust; Managing Partner and Chief Investment Officer,
                                 Nicholas-Applegate Capital Management, (since 1984), and
                                 Chairman/President, Nicholas-Applegate Securities (since 1992).
                                 Director and Chairman of the Board of Directors of
                                 Nicholas-Applegate Fund, Inc., a registered open-end investment company, (since 1987).

DANN V. ANGELOFF, Trustee (___)  Trustee of the Master Trust; President, The Angeloff Company,
                                 corporate financial advisers (since 1976); Director,
                                 Nicholas-Applegate Fund, Inc. (since 1987); Trustee (1979 to
                                 1987) and University Counselor to the President (since 1987),
                                 University of Southern California; Director, Public Storage,
                                 Inc., a real estate investment trust (since 1980), Storage
                                 Properties, a real estate investment trust (since 1989),
                                 Datametrics Corporation, a producer of computer peripherals and communication products (since 1993), SEDA Specialty Packaging,
                                 Inc. (since 1993), and Leslies Poolmart, a distributor of
                                 swimming pool services and products (since 1996).

                                                                                                    SHARES OWNED
                                                                                                    BENEFICIALLY
                                                                                                         AND
NAME, POSITION AND AGE                      PRINCIPAL OCCUPATION AND OTHER INFORMATION               % OF SERIES
-------------------------------  ----------------------------------------------------------------  ---------------

WALTER E. AUCH, Trustee    Trustee of the Master Trust; Director, Geotech
(___)*(4)                  Communications, Inc., a mobile radio communications
                           company (since 1987), Fort Dearborn Fund (since
                           1987), Brinson Funds (since 1994), Smith Barney Trak
                           Fund (since 1992), registered investment companies;
                           Director, Pimco Advisors L.P., an investment manager
                           (since 1994), Banyan Realty Fund (since 1987),
                           Banyan Strategic Land Fund (since 1987), Banyan
                           Strategic Land Fund II (since 1988), and Banyan
                           Mortgage Fund (since 1988), real estate investment
                           trusts. Formerly Chairman and Chief Executive
                           Officer, Chicago Board Options Exchange (1979 to
                           1986) and Senior Executive Vice President, Director
                           and Member of the Executive Committee, PaineWebber,
                           Inc. (until 1979).

THEODORE J. COBURN,        Trustee of the Master Trust; Partner, Brown, Coburn
Trustee (___)              & Co., an investment banking firm (since 1991);
                           research associate, Harvard Graduate School of
                           Education (since 1996); Director, Nicholas-Applegate
                           Fund, Inc. (since 1987), Emerging Germany Fund
                           (since 1991), Moovies, Inc. (since 1995). Formerly
                           Managing Director of Global Equity Transactions
                           Group, and member of Board of Directors, Prudential
                           Securities (1986 to June 1991).

DARLENE DEREMER, Trustee   Trustee of the Master Trust; President and Founder,
(--)*(5)                   DeRemer Associates, a marketing consultant for the
                           financial services industry (since 1987); Vice
                           President, PBNG Funds, Inc. (since 1995); formerly
                           Vice President and Director, Asset Management
                           Division, State Street Bank and Trust Company (from
                           1982 to 1987), and Vice President, T. Rowe Price &
                           Associates (1979 to 1982); Director, Jurika & Voyles
                           Fund Group (since 1994), and King's Wood Montessori
                           School (since 1995); Member of Advisory Board,
                           Financial Women's Association (since 1995).

                                                                                 SHARES OWNED
                                                                                 BENEFICIALLY
                                                                                      AND
NAME, POSITION AND AGE          PRINCIPAL OCCUPATION AND OTHER INFORMATION        % OF SERIES
-------------------------  ----------------------------------------------------  -------------
GEORGE F. KEANE, Trustee (___)   Trustee of the Master Trust; President Emeritus and Senior
                                 Investment Adviser, The Common Fund, a non-profit investment management organization representing educational institutions
                                 (since 1993), after serving as its President (from 1971 to
                                 1992); Member of Investment Advisory Committee, New York State
                                 Common Retirement Fund (since 1982); Director and Chairman of the Investment Committee, United Negro College Fund (since
                                 1987); Director, Investor Responsibility Research Center (since
                                 1987), United Educators Risk Retention Group (since 1989), RCB
                                 Trust Company (since 1991), School, College and University
                                 Underwriters Ltd. (since 1986), The Bramwell Funds, Inc. (since
                                 1994) Trustee, Fairfield University (since 1993), Universal
                                 Stainless & Alloy Products, Inc. (since 1994), Chairman of the
                                 Board, Trigen Energy Corporation (since 1994); Trustee,
                                 Fairfield University (since 1993). Formerly President, Endowment
                                 Advisers, Inc. (from August 1987 to December 1992).


------------------------


(1) Trust Shares beneficially owned by the person constitute less than 1% of the outstanding shares of each series.


(2) Member of the Trust's Audit Committee and Nominating Committee.


(3) Mr. Laffer will be considered to be an "interested person" of the Trust because A.B. Laffer, V.A. Canto & Associates has received substantial compensation from the Investment Adviser for consulting services provided from time to time to the Investment Adviser, and because during the last two fiscal years his son was an employee of the Investment Adviser.


(4) Mr. Auch will be considered to be an "interested person" of the Trust because he is on the board of a company a subsidiary of which is a broker-dealer.


(5) Ms. DeRemer will be considered to be an "interested person" of the Trust because DeRemer Associates has received substantial compensation from the Investment Adviser for consulting services provided in connection with its institutional business.



    The Board of Trustees of the Trust met four times during the fiscal year ended March 31, 1997. All of the Trustees attended at least 75% of the meetings.



    The members of the Audit Committee of the Board of Trustees of the Trust, neither of whom is affiliated with the Investment Advisor, oversee and review the audit procedures of the Trust and assist the Board in fulfilling its responsibilities relating to Trust accounting and reporting practices. During the fiscal year ended March 31, 1997, the Audit Committee held two meetings. The same persons serve as members of the Nominating Committee of the Board of Trustees, and are responsible for nominating persons to fill vacancies on the Board. The Nominating Committee did not meet during the fiscal year ended March 31, 1997.

OFFICERS OF THE TRUST

    The following table indicates, as to each executive officer of the Trust, his or her name, position with the Trust, principal occupational during the past five years, other directorships held in public companies and the number of shares of the Trust beneficially owned at the Record Date.


                                                                                                                    SHARES
                                                                                                                     OWNED
                                                                                                                 BENEFICIALLY
                                                                                                                   AND % OF
NAME AND POSITION                  AGE                 PRINCIPAL OCCUPATION AND OTHER INFORMATION                   SERIES
-----------------------------      ---      ----------------------------------------------------------------  -------------------
JOHN D. WYLIE                               President of the Master Trust; Partner (since January 1994),
  President                                 Chief Investment Officer--Investor Services Group (since
                                            December 1995), and Portfolio Manager (since January 1990),
                                            Nicholas-Applegate Capital Management.

THOMAS PINDELSKI                            Chief Financial Officer of the Master Trust; Partner (since
  Chief Financial Officer                   January 1996) and Chief Financial Officer, Nicholas-Applegate
                                            Capital Management (since January 1993), and Chief Financial
                                            Officer, Nicholas-Applegate Securities (since January 1993);
                                            formerly Chief Financial Officer, Aurora Capital Partners/WSGP
                                            Partners L.P., an investment partnership (from November 1988 to
                                            January 1993), and Vice President and Controller, Security
                                            Pacific Merchant Banking Group (from November 1986 to November
                                            1988).

PETER J. JOHNSON                            Vice President of the Master Trust; Partner, Nicholas- Applegate
  Vice President                            Capital Management (since January 1992) and Vice President,
                                            Nicholas-Applegate Securities (since December 1995); formerly
                                            Marketing Director, Pacific Financial Asset Management Company,
                                            an investment management firm (from July 1989 to December 1991), and Senior Marketing Representative, Fidelity Investments
                                            Institutional Services (from August 1987 to July 1989).

E. BLAKE MOORE, JR.                         Secretary of the Master Trust; Partner (since January 1998),
  Secretary                                 General Counsel and Secretary, Nicholas-Applegate Capital
                                            Management and Nicholas-Applegate Securities (since 1993);
                                            formerly Attorney, Luce, Forward, Hamilton & Scripps (from 1989 to 1993).


------------------------

(1) Shares beneficially owned constitute less than 1% of the Trust's outstanding shares.

REMUNERATION OF TRUSTEES AND OFFICERS


    Each Trustee of the Trust and the Master Trust who is not an officer or affiliate of the Trust or the Master Trust, the Investment Adviser or the Distributor receives an aggregate annual fee of $14,000 for services rendered as a Trustee, and $1,000 for each meeting attended ($2,000 per committee meeting for committee chairmen). Each Trustee is also reimbursed for out-of-pocket expenses incurred as a Trustee.

    The following table sets forth the aggregate compensation paid by the Trust and the Master Trust for the fiscal year ended March 31, 1997, to the Trustees who are not affiliated with the Investment Adviser and the aggregate compensation paid to such Trustees for service on the Trust's or Master Trust's board and that of all other funds in the "Trust complex" (as defined in Schedule 14A under the Securities Exchange Act of 1934):


                                                                      PENSION OR
                                                                      RETIREMENT                         TOTAL
                                                        AGGREGATE      BENEFITS                       COMPENSATION
                                                      COMPENSATION    ACCRUED AS       ESTIMATED       FROM TRUST
                                                      FROM TRUST OR  PART OF TRUST  ANNUAL BENEFITS   COMPLEX PAID
NAME                                                  MASTER TRUST     EXPENSES     UPON RETIREMENT    TO TRUSTEE
----------------------------------------------------  -------------  -------------  ---------------  --------------
Fred C. Applegate...................................    $  10,635           None             N/A     $  36,250(47*)
Arthur B. Laffer....................................    $   9,558           None             N/A     $  31,750(47*)
Charles E. Young....................................    $   9,827           None             N/A     $  31,750(47*)
Dann V. Angeloff....................................    $  10,635           None             N/A     $  36,750(16*)
Walter E. Auch......................................    $   9,827           None             N/A     $  18,250(15*)
Theodore J. Coburn..................................    $   9,827           None             N/A     $  34,250(16*)
Darlene DeRemer.....................................    $   9,558           None             N/A     $  17,250(15*)
George F. Keane.....................................    $   9,827           None             N/A     $  18,250(15*)


------------------------

* Indicates number of funds in Trust complex.

VOTE REQUIRED

    A plurality of votes cast at the Meeting, in person or by proxy, will elect a Trustee. Election of Trustees is contingent upon completion of the Reorganization. If for any reason the Reorganization is not completed, the current Trustees of the Trust will remain in office.


               PROPOSAL 5.  SELECTION OF INDEPENDENT ACCOUNTANTS



    At the meeting, shareholders will be asked to ratify the selection by the Board of Trustees of the Trust of Ernst & Young L.L.P. as the independent accountants to the Trust for the fiscal year ended March 31, 1998. Ernst & Young L.L.P. has acted as independent accountants to the Trust since 1996.


VOTE REQUIRED

    The affirmative vote of a majority of the shares of the Trust present in person or by proxy at the Meeting is required to ratify the selection of Ernst & Young L.L.P. as independent accountants for the Trust. If for any reason this Proposal is not approved, the Board of Trustees of the Trust will take such action as they deem appropriate, which may include retention of another accounting firm or re-proposal of Ernst & Young L.L.P. to the shareholders of the Trust.

                                 OTHER MATTERS

    At the time of the preparation of this Proxy Statement, management has not been informed of any matters that will be presented for action at the Meeting other than the Proposals listed in the Notice of Meeting. If other matters are properly presented to the Meeting for action, the persons named in the Proxy will vote or refrain from voting in accordance with their best judgment on those matters.

                          NEXT MEETING OF SHAREHOLDERS

    The Trust is not required to hold annual or other periodic meetings of shareholders except as required by the Investment Company Act, and does not intend to do so. The next meeting of shareholders will be held at such time as the Board of Trustees of the Trust may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office a reasonable time prior to the meeting, as determined by the Board of Trustees, to be included in the Trust's proxy statement and form of proxy relating to such meeting, and must satisfy all other federal and state legal requirements.

             PLEASE COMPLETE, DATE AND SIGN THE ENCLOSED PROXY AND
                  RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION


    This Agreement and Plan of Reorganization (this "Agreement") is made as of the 1st day of January, 1998, by and among Nicholas-Applegate Mutual Funds, a Delaware business trust (the "Trust") on behalf of the Government Income A, B, C and Qualified Portfolio series of the Trust (each a "Government Income Portfolio" and, collectively, the "Government Income Portfolios"), and the Trust on behalf of the Fully Discretionary Fixed Income Institutional Portfolio series of the Trust (the "Fully Discretionary Portfolio").


                                   BACKGROUND

    WHEREAS, the Government Income Portfolios and the Fully Discretionary Portfolio are series of the Trust, a registered open-end management investment company that invests all of the assets of each of its series in corresponding series of Nicholas-Applegate Investment Trust, a Delaware business trust (the "Master Trust").

    WHEREAS, the series of the Master Trust, including the Government Income Fund series (the "Government Income Master Fund") and the Fully Discretionary Fixed Income Fund series (the "Fully Discretionary Master Fund"), will dissolve and distribute their assets in kind to the corresponding series of the Trust, including the Government Income Portfolios and the Fully Discretionary Portfolio, respectively, immediately prior to the transactions contemplated by this Agreement.


    WHEREAS, the Board of Trustees of the Trust (the "Board of Trustees") has approved and submitted to the shareholders of all A, B, C and Qualified portfolios of the Trust other than the Government Income Portfolios (the "Reorganizing Portfolios") a plan of reorganization (the "Multi-Class Reorganization") pursuant to which the name of each corresponding Institutional portfolio of the Trust will be changed to a "Fund" and the current shares of such portfolio will be designated as Class I shares of the Fund; the assets of the Reorganizing Portfolios will be transferred to the corresponding Funds in exchange for Class A, B, C and Qualified shares of the Funds; the shareholders of the Reorganizing Portfolios will receive (in exchange for their current shares) shares of corresponding classes of the corresponding Funds; and the assets of the Funds will be managed pursuant to an Investment Advisory Agreement between the Trust and Nicholas-Applegate Capital Management (the "Investment Adviser") rather than by the Master Trust.



    WHEREAS, the parties wish to enter into a plan of reorganization (the "Plan") which will consist, among other things, of a change in the name of the Fully Discretionary Fixed Income Institutional Portfolio series of the Trust to the Fully Discretionary Fixed Income Fund (the "Fully Discretionary Fund"); creation by the Board of Trustees of Class A, B, C and Q shares of the Fully Discretionary Fund; the transfer of assets of the Government Income A, B, C and Qualified Portfolios to the Fully Discretionary Fund in exchange for a similar number of Class A, B, C or Q shares of the Fully Discretionary Fund (the "Fund Shares"); and distribution by the Government Income Portfolios of the Fund Shares to their shareholders and dissolution of the Government Income Portfolios.


    WHEREAS, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has determined that the Plan is in the best interests of the shareholders of each Government Income Portfolio and of the Fully Discretionary Portfolio and that their interests would not be diluted as a result of the transactions contemplated thereby.

                                   AGREEMENT

    NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:

                                   ARTICLE 1.
                           MULTIPLE CLASSES OF SHARES

    SECTION 1.1 CREATION OF MULTIPLE CLASSES OF SHARES. Effective on the Closing Date, as defined in Article IV, the Board of Trustees shall establish four additional classes of shares of the Fully Discretionary Fund designated Class A, B, C and Q shares.


    SECTION 1.2 CHANGE IN NAME OF THE FULLY DISCRETIONARY PORTFOLIO. Effective on the Closing Date, the Board of Trustees shall revise the name of the Fully Discretionary Portfolio to replace the phrase "Institutional Portfolio" with the phrase "Fund."


                                   ARTICLE 2.
                       TRANSFER OF ASSETS AND LIABILITIES


    Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall cause the Government Income Portfolios to transfer all of their assets, including all assets received from the Government Income Master Fund, to the Fully Discretionary Fund, and shall cause the Fully Discretionary Fund to assume all of the liabilities of the Government Income Portfolios. In exchange therefor, the Trust shall cause the Fully Discretionary Fund to deliver to each Government Income Portfolio a number of the Fully Discretionary Fund's Class A, B, C or Q shares, as applicable, which is equal to (i) the aggregate net asset value of the corresponding Government Income Portfolio determined at the close of business on the day prior to the Closing Date, divided by (ii) the net asset value per share of the respective A, B, C or Q Class of shares of the Fully Discretionary Fund outstanding as of the Closing Date.


                                   ARTICLE 3.
                     SHARES OF THE FULLY DISCRETIONARY FUND


    SECTION 3.1 LIQUIDATION OF A, B, C AND QUALIFIED PORTFOLIOS. Subject to the terms and conditions set forth herein, on the Closing Date the Trust shall liquidate the Government Income Portfolios and shall distribute pro rata to the shareholders of record of each Government Income Portfolio, determined as of the Closing Date, the Fund Shares received by such Government Income Portfolio pursuant to Article 2.



    SECTION 3.2 ISSUANCE OF SHARE CERTIFICATES. The Trust shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Fully Discretionary Fund in the names of each Government Income Portfolio's shareholders and transferring the Fund Shares credited to the account of the Government Income Portfolio on the books of the Fully Discretionary Fund. As promptly as practicable after the Closing, each holder of any outstanding certificate evidencing shares of a Government Income Portfolio shall be entitled to surrender the same to the Trust's transfer agent and request in exchange therefor a certificate or certificates representing the number of shares of beneficial interest of the Class of the Fully Discretionary Fund into which the shares of beneficial interest theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interests of the Fully Discretionary Fund shall not be issued, but shall be continued to be carried by the Fully Discretionary Fund for the open account of such shareholder. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of a Government Income Portfolio shall be deemed for all purposes to evidence ownership of the number of shares of the Class of shares of beneficial interest of the Fully Discretionary Fund into which the shares of beneficial interest of such Government Income Portfolio have been converted.

    SECTION 3.3 TIME AND DATE OF VALUATION. The number of shares to be issued by the Fully Discretionary Fund to each Government Income Portfolio shall be computed as of 4:00 p.m. (Eastern time) on the Closing Date in accordance with the regular practices of the Trust.

                                   ARTICLE 4.
                            CLOSING AND CLOSING DATE


    SECTION 4.1 CLOSING TIME AND PLACE. The Closing Date shall be the date on which all of the conditions set forth in Article 5 have been fulfilled or otherwise waived by the parties hereto but, in any event, not later than March 31, 1998, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the close of business on the Closing Date, unless otherwise provided. The closing shall be held at 4:30 p.m. (Eastern time) at the offices of the Trust, 600 West Broadway, San Diego, California 92101, or such other time and/or place as the parties may mutually agree.


    SECTION 4.2 DELAY OF VALUATION. If on the Closing Date (a) the primary trading market for portfolio securities of any Government Income Portfolio or the Fully Discretionary Portfolio is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of any Government Income Portfolio or the Fully Discretionary Portfolio and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

                                   ARTICLE 5.
        CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE REORGANIZATION

    The respective obligations of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:


    SECTION 5.1 SHAREHOLDER APPROVAL. On or prior to the Closing Date, the shareholders of each Government Income Portfolio shall have approved the transactions contemplated by this Agreement in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act.



    SECTION 5.2 CREATION OF MULTIPLE CLASSES. The shareholders of the Trust shall have taken such actions as may be required in accordance with the provisions of the Trust's Declaration of Trust and the 1940 Act to permit the creation of the Fund Shares, and the Board of Trustees shall have established such shares.



    SECTION 5.3 CLOSING OF MULTI-CLASS REORGANIZATION. The Multi-Class Reorganization shall have been implemented in accordance with its terms.



    SECTION 5.4 DISSOLUTION OF MASTER FUNDS. The Government Income Master Fund and the Fully Discretionary Master Fund shall have dissolved and distributed all of their assets in kind to the Government Income Portfolios and the Fully Discretionary Portfolio, respectively.



    SECTION 5.5 NO INJUNCTIONS OR RESTRAINTS. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.



    SECTION 5.6 CONSENTS. All consents of the other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of any Government Income Portfolio or the Fully Discretionary Fund.

    SECTION 5.7 EFFECTIVE REGISTRATION STATEMENTS. The N-14 Registration Statement of the Trust with respect to the reorganization provided for herein and the N-1A Registration Statement of the Trust with respect to the Fund Shares shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.



    SECTION 5.8 TAX OPINIONS. The Trust shall have received an opinion of Paul, Hastings, Janofsky & Walker LLP substantially to the effect that for Federal income tax purposes:


       (a) No gain or loss will be recognized by any Government Income Portfolio or the Fully Discretionary Portfolio upon the receipt by the Government Income Portfolio and the Fully Discretionary Portfolio of substantially all of the assets of the corresponding Master Fund;

       (b) The transfer of substantially all of the assets and liabilities of each Government Income Portfolio to the Fully Discretionary Fund in exchange for Fund Shares, and the distribution of those Fund Shares to the Portfolio shareholders in liquidation of the Portfolio, will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended;

       (c) No gain or loss will be recognized by the Fully Discretionary Fund upon the receipt of the assets of a Government Income Portfolio solely in exchange for Fund Shares;

       (d) No gain or loss will be recognized by any Government Income Portfolio upon the transfer of its assets to the Fully Discretionary Fund in exchange for Fund Shares or upon the distribution of Fund Shares to Government Income Portfolio shareholders in exchange for their Government Income Portfolio shares;

       (e) No gain or loss will be recognized by any Government Income Portfolio shareholders upon exchange of their Government Income Portfolio shares for Fund Shares;

       (f) The tax basis of the assets of each Government Income Portfolio acquired by the Fully Discretionary Fund will be the same as the tax basis of such assets to the Government Income Portfolio immediately prior to the Reorganization;

       (g) The tax basis of Fund Shares received by each shareholder of each Government Income Portfolio pursuant to the Reorganization will be the same as the tax basis of the Government Income Portfolio shares held by such shareholder immediately prior to the Reorganization;

       (h) The holding period of the assets of each Government Income Portfolio by the Fully Discretionary Fund will include the period during which those assets were held by the Government Income Portfolio and the Government Income Master Fund; and

       (i) The holding period of the Fund Shares to be received by each Government Income Portfolio shareholder will include the period during which the Government Income Portfolio shares exchanged therefor were held by such shareholder.


    SECTION 5.9 INVESTMENT ADVISORY AGREEMENT. The Trust shall have entered into an Investment Advisory Agreement with the Investment Adviser with respect to the Fully Discretionary Fund on substantially the same terms as the current agreement between the Investment Adviser and the Master Trust.



    SECTION 5.10 COVENANTS, REPRESENTATIONS AND WARRANTIES. Each party shall have performed all of its covenants set forth in Article 7, and its representations and warranties set forth in Article 6 shall be true and correct in all material respects on and as of the Closing Date as if made on such date.

                                   ARTICLE 6.
                         REPRESENTATIONS AND WARRANTIES

    The parties represent and warrant as follows:

    SECTION 6.1 STRUCTURE AND STANDING. The Trust represents and warrants that it is a business trust duly organized, validly existing and in good standing under the laws of the State of Delaware and has the power to own all of its properties and assets.

    SECTION 6.2 POWER. The Trust represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of its Board of Trustees; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

    SECTION 6.3 LITIGATION. The Trust represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business, it knows of no facts which might form the basis for the institution of such proceedings, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

    SECTION 6.4 SEC DOCUMENTS. The Trust represents and warrants, on behalf of the Fully Discretionary Fund, that its N-14 Registration Statement, on its effective date, insofar as it relates to the Fully Discretionary Fund (i) will comply in all material respects with the provisions of the Securities Act of 1933 and the 1940 Act, and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.


    SECTION 6.5 THE PORTFOLIO ASSETS. The Trust represents and warrants, on behalf of each Government Income Portfolio, that on the Closing Date the assets received by such Government Income Portfolio from the Government Income Master Fund will be delivered to the Fully Discretionary Fund as provided in Article 2 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Government Income Portfolio and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Article 2.


    SECTION 6.6 THE FULLY DISCRETIONARY FUND SHARES. The Trust represents and warrants, on behalf of the Fully Discretionary Fund, that on the Closing Date
(a) the Class I shares of the Fully Discretionary Fund will be the only outstanding shares of the Fully Discretionary Fund, all of which will be duly authorized, validly issued, fully paid and nonassessable; (b) the Fund Shares to be delivered to the Government Income Portfolios as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable;
(c) no shareholder of the Fully Discretionary Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof;
(d) each Government Income Portfolio will acquire its Fund Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Fully Discretionary Fund and without any restriction on the transfer thereof; and (e) the Fund Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.

                                   ARTICLE 7.
                                   COVENANTS


    SECTION 7.1 COVENANTS RELATING TO THE CONDUCT OF BUSINESS. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, the Trust shall operate its business in the ordinary course.



    SECTION 7.2 PREPARATION OF N-14 REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall file an N-14 Registration Statement with respect to the reorganization contemplated hereby with the United States Securities and Exchange Commission, and shall use its best efforts to provide that the N-14 Registration Statement becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other related filings required under applicable state securities laws.



    SECTION 7.3 AMENDMENT OF N-1A REGISTRATION STATEMENT. As soon as reasonably practicable after the execution of this Agreement, the Trust shall amend its N-1A Registration Statement with respect to the Fund Shares contemplated hereby with the United States Securities and Exchange Commission, and shall use its best efforts to provide that the Amendment becomes effective as promptly as practicable. As soon as reasonably practicable, the Trust shall also prepare and file any other related filings required under applicable state securities laws.


    SECTION 7.4 SHAREHOLDERS MEETING. As soon as practicable after the effective date of the N-14 Registration Statement the Trust shall call a special meeting of the shareholders of the Government Income Portfolios for the purpose of considering the reorganization contemplated by this Agreement.

    SECTION 7.5 FEES AND EXPENSES. Whether or not this Agreement is consummated, the Trust shall cause fifty percent (50%) of all costs and expenses incurred in connection with this Agreement and the transactions contemplated to be paid by Nicholas-Applegate Capital Management, and the balance by the Government Income Portfolios pro rata in proportion to their respective net assets at the Closing.

                                   ARTICLE 8.
                       TERMINATION, AMENDMENT AND WAIVER


    SECTION 8.1 TERMINATION. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, whether before or after approval by the shareholders of the Government Income Portfolios, if: (a) circumstances develop that, in the opinion of such Board of Trustees, make proceeding with the Plan inadvisable; or (b) any approval of the shareholders of the Trust required for the consummation of the Plan shall not have been obtained; or (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.


    SECTION 8.2 EFFECT OF TERMINATION. In the event of any termination pursuant to Section 8.1, there shall be no liability for damage on the part of the Trust or the Board of Trustees.

    SECTION 8.3 AMENDMENT. This Agreement may be amended prior to the Closing Date by the parties at any time before or after approval hereof by the shareholders of the Trust; provided, however, that after such shareholder approval there shall not be any amendment that by law requires further approval by the shareholders without obtaining such further approval.


    SECTION 8.4 WAIVER. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust, if, in their judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the Trust.

    IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.


                                           Nicholas-Applegate Mutual Funds on
                                             behalf of each Government Income
                                             Portfolio

Attest:      /s/ E. BLAKE MOORE, JR.       By:           /s/ JOHN WYLIE
         --------------------------------       --------------------------------
               E. Blake Moore, Jr.                         John Wylie
                    SECRETARY                              PRESIDENT

                                           Nicholas-Applegate Mutual Funds on
                                             behalf of the Fully Discretionary
                                             Fund

Attest:      /s/ E. BLAKE MOORE, JR.       By:           /s/ JOHN WYLIE
         --------------------------------       --------------------------------
               E. Blake Moore, Jr.                         John Wylie
                    SECRETARY                              PRESIDENT

                         STATEMENT OF ADDITIONAL INFORMATION

                          Relating to the Reorganization of

                           NICHOLAS-APPLEGATE MUTUAL FUNDS


                                  600 West Broadway
                             San Diego, California 92101
                              Telephone: (800) 551-8045


     This Statement of Additional Information, relating specifically to the proposed reorganization of the A, B, C Qualified and Institutional Portfolios of Nicholas-Applegate Mutual Funds, consists of this cover page and the following described documents, each of which is incorporated by reference herein:


     (1)  The Preliminary Statement of Additional Information of
     Nicholas-Applegate Mutual Funds Class A, B, and C Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 49 to Registrant's Form N-1A Registration Statement on December 23, 1997;

     (2)  The Preliminary Statement of Additional Information of
     Nicholas-Applegate Mutual Funds Class Q Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 50 to Registrant's Form N-1A Registration Statement on December 29, 1997;

     (3)  The Preliminary Statement of Additional Information of
     Nicholas-Applegate Mutual Funds Class I Shares filed with the Securities and Exchange Commission as part of Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997;


     (4) The Annual Report of Nicholas-Applegate Mutual Funds Portfolios A, B, and C for the year ended March 31, 1997, together with the Nicholas-Applegate Portfolios A, B and C Semi-Annual Report dated September 30, 1997, filed with the Securities and Exchange Commission;

     (5) The Annual Report of Nicholas-Applegate Mutual Funds Qualified Portfolios for the year ended March 31, 1997, together with the Nicholas-Applegate Advisory Portfolios Semi-Annual Report dated September 30, 1997, filed with the Securities Exchange Commission; and

     (6) The Annual Report of Nicholas-Applegate Institutional Portfolios for the year ended March 31, 1997, together with the Nicholas-Applegate Institutional Portfolios Semi-Annual Report dated September 30, 1997, filed with the Securities Exchange Commission.


     This Statement of Additional Information is not a prospectus. A Combined Proxy Statement and Prospectus dated January 12, 1998 relating to the above-referenced matter may be obtained from Nicholas-Applegate Mutual Funds at the telephone number and address above. This Statement of Additional Information relates to, and should be read in conjunction with, such Combined Proxy Statement and Prospectus.

     The date of this Statement of Additional Information is January 12, 1998.

                                        PART C

                                  OTHER INFORMATION


Item 15.  INDEMNIFICATION

          Registrant's trustees, officers, employees and agents are indemnified against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("Disabling Conduct").

          Section 8 of Registrant's Administration Agreement, filed herewith as
Exhibit 13.1, provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.
Section 9 of Registrant's Distribution Agreement, filed herewith as Exhibit 7.1, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct. Section 4 of the Shareholder Service Agreement, filed herewith as Exhibit 13.19, provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its Disabling Conduct.

          Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.  EXHIBITS

          (1.1)     Certificate of Trust of Registrant (f).

          (1.2) Certificate of Amendment to Certificate of Trust of Registrant (f).

          (1.3)     Amended and Restated Declaration of Trust of Registrant (f).

          (1.4) Certificate of Trustees dated August 6, 1993, establishing Emerging Growth Portfolio series (f).

          (1.5) Certificate of Trustees dated December 15, 1993, establishing International Growth Portfolio series (f).

          (1.6)     Amendment No. 2 to Amended and Restated Declaration of Trust
                    (f).

          (1.7)     Amendment No. 3 to Amended and Restated Declaration of Trust
                    (f).

          (1.8)     Amendment No. 4 to Amended and Restated Declaration of Trust
                    (f).

          (1.9)     Amendment No. 5 to Amended and Restated Declaration of Trust
                    (f).

          (1.10)    Amendment No. 6 to Amended and Restated Declaration of Trust
                    (f).

          (1.11)    Amendment No. 7 to Amended and Restated Declaration of Trust
                    (f).

          (1.12) Form of Amendment No. 8 to Amended and Restated Declaration of Trust (f).

          (1.13)    Amendment No. 9 to Amended and Restated Declaration of Trust
                    (f).

          (1.14) Form of Amendment No. 10 to Amended and Restated Declaration of Trust (b).

          (1.15) Amendment No. 11 to Amended and Restated Declaration of Trust (i).

          (1.16) Form of Amendment No. 12 to Amended and Restated Declaration of Trust) (i).

          (1.17) Amendment No. 13 to Amended and Restated Declaration of Trust (j).

          (1.18) Form of Amendment No. 14 to Amended and Restated Declaration of Trust (j).

          (1.19) Form of Amendment No. 15 to Amended and Restated Declaration of Trust (l).


          (1.20) Form of Amendment No. 16 to Amended and Restated Declaration of Trust (p).

          (1.21) Form of Amendment No. 17 to Amended and Restated Declaration of Trust (p).

          (1.22) Form of Amendment No. 18 to Amended and Restated Declaration of Trust (p).


          (2.1)     Amended Bylaws of Registrant (f).

          (2.2)     Amendment to Section 2.5 of Bylaws of Registrant (f).

          (3)       Not applicable.

          (4) Agreement and Plan of Reorganization -- filed herewith as Exhibit "A" to Part A.

          (5)       None.


          (5.1) Form of Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund (n).

          (5.2) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Hong Kong, with respect to the Pacific Rim Fund and Greater China Fund (n).

          (5.3) Form of Sub-Advisory Agreement between Registrant and Nicholas-Applegate Capital Management-Asia, with respect to the Pacific Rim Fund and Greater China Fund (n).


          (5.4) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class
                    A, B, C, Q and I shares of Registrant's additional Funds to Investment Advisory Agreement (q).


          (7.1)     Distribution Agreement between Registrant and
                    Nicholas-Applegate Securities dated as of April 19, 1993
                    (f).

          (7.2) Letter agreement between Registrant and Nicholas-Applegate Securities dated May 17, 1993, adding certain Institutional (formerly Qualified) Portfolio series and Emerging Growth Portfolio series to Distribution Agreement (f).

          (7.3) Letter agreement between Registrant and Nicholas-Applegate Securities dated December 15, 1993, adding International Growth Portfolio series to Distribution Agreement (f).

          (7.4) Letter agreement between Registrant and Nicholas-Applegate Securities dated April 22, 1994, adding Qualified Portfolio series to Distribution Agreement (f).

          (7.5) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Distribution Agreement (f).

          (7.6) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Series B Portfolios to Distribution Agreement (f).

          (7.7) Letter agreement between Registrant and Nicholas-Applegate Securities, adding Fixed Income and Qualified Portfolio series to Distribution Agreement (f).

          (7.8) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Value Institutional Portfolio series to Distribution Agreement (a).

          (7.9) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding High Yield Bond and Strategic Income Institutional Portfolio series to Distribution Agreement (b).

          (7.10) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth and Core Growth International Portfolio series to Distribution Agreement (i).

          (7.11) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Core Growth International Portfolio C series to Distribution Agreement
                    (i).

          (7.12) Form of letter agreement between Registrant and Nicholas-Applegate Securities adding Large Cap Growth A, B, C and Qualified Portfolio series to Distribution Agreement
                    (j).

          (7.13) Form of letter agreement between Registrant and Nicholas-Applegate Securities, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to Distribution Agreement (n).


          (7.14) Amended form of letter agreement between Registrant and Nicholas-Applegate Securities, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Distribution Agreement (p).


          (8)       None.

          (9.1) Custodian Services Agreement between Registrant and PNC Bank dated as of April 1, 1993 (f).

          (9.2) Letter agreement between Registrant and PNC Bank dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Custodian Services Agreement (f).

          (9.3) Letter agreement between Registrant and PNC Bank dated August 20, 1993, adding Emerging Growth Portfolio series to Custodian Services Agreement (f).

          (9.4) Letter agreement between Registrant and PNC Bank dated December 15, 1993, adding International Growth Portfolio series to Custodian Services Agreement (f).

          (9.5) Letter agreement between Registrant and PNC Bank dated April 22, 1994, adding Core Growth Qualified Portfolio series to Custodian Services Agreement (f).

          (9.6) Letter agreement between Registrant and PNC Bank, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Custodian Services Agreement (f).

          (9.7) Letter agreement between Registrant and PNC Bank, adding Series B Portfolios to Custodian Services Agreement (f).

          (9.8) Letter agreement between Registrant and PNC Bank, adding Fixed Income Portfolio series to Custodian Services Agreement (f).

          (9.9) Form of letter agreement between Registrant and PNC Bank adding Value Institutional Portfolio series to Custodian Services Agreement (a).

          (9.10) Form of letter agreement between Registrant and PNC Bank adding High Yield Bond and Strategic Income Institutional Portfolio series to Custodian Services Agreement (b).

          (9.11) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth and Core Growth International Portfolio series to Custodian Services Agreement (i).

          (9.12) Form of letter agreement between Registrant and PNC Bank adding Core Growth International Portfolio C series to Custodian Services Agreement (i).

          (9.13) Form of letter agreement between Registrant and PNC Bank adding Large Cap Growth A, B, C and Qualified Portfolio series to Custodian Services Agreement (j).

          (9.14) Form of letter agreement between Registrant and PNC Bank, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Custodian Services Agreement (l).

          (9.15) Form of letter agreement between Registrant and PNC Bank with respect to custodian services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                    (m).

          (9.16) Form of letter agreement between Registrant and PNC Bank, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Custodian Services Agreement (n).


          (9.17) Form of letter agreement between Registrant and PNC Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Custodian Services Agreement (o).

          (9.18) Form of Sub-Custodian Agreement among Registrant, PNC Bank and Chase Manhattan Bank, with respect to Global Blue Chip Fund, Emerging Markets Bond Fund, Greater China Fund, Pacific Rim Fund and Latin America Fund (o).


          (9.19) Amended form of letter agreement among Registrant, PNC Bank and Chase Manhattan Bank, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Sub-Custodian Agreement (p).


          (10.1)    Amended Distribution Plan of Registrant (f).


          (10.2)    Form of further Amendment to Distribution Plan of Registrant
                    (o).

          (11) Opinion and Consent of Counsel as to legality of the securities being offered (o).

          (12.1) Opinion and Consent of Counsel as to tax consequences (Non-Government Income Portfolios) (o).

          (12.2) Opinion and Consent of Counsel as to tax consequences (Government Income Portfolios) (o).


          (13.1) Administration Agreement between Registrant and Investment Company Administration Corporation dated as of April 1, 1993
                    (f).


          (13.2) Form of amended Administration Agreement between Registrant and Investment Company Administration Corporation (o).


          (13.3) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management dated as of November 18, 1996 (i).

          (13.4) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated as of April 1, 1993 (f).

          (13.5) Letter agreement between Registrant and State Street Bank and Trust Company dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Transfer Agency and Service Agreement (f).

          (13.6) Letter agreement between Registrant and State Street Bank and Trust Company dated August 20, 1993, adding Emerging Growth Portfolio Series to Transfer Agency and Service Agreement (f).

          (13.7) Letter agreement between Registrant and State Street Bank and Trust Company dated December 15, 1993, adding International Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (13.8) Letter agreement between Registrant and State Street Bank and Trust Company dated April 22, 1994, adding Core Growth Qualified Portfolio series to Transfer Agency and Service Agreement (f).

          (13.9) Letter agreement between Registrant and State Street Bank and Trust Company, adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Transfer Agency and Service Agreement (f).

          (13.10) Letter agreement between Registrant and State Street Bank and Trust Company, adding Series B Portfolios to Transfer Agency and Service Agreement (f).

          (13.11) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Fixed Income Portfolio series to Transfer Agency and Service Agreement (f).

          (13.12) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Value Institutional Portfolio series to Transfer Agency and Service Agreement (a).

          (13.13) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding High Yield Bond and Strategic Income Institutional Portfolio series to Transfer Agency and Service Agreement (b).

          (13.14) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Large Cap Growth and Core Growth International Portfolio series to Transfer Agency and Service Agreement (i).

          (13.15) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Core Growth International Portfolio C series to Transfer Agency and Service Agreement
                    (i).

          (13.16) Form of letter agreement between Registrant and State Street Bank and Trust Company adding Large Cap Growth A, B, C and Qualified Portfolio series to Transfer Agency and Service Agreement (j).

          (13.17) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Global Blue Chip Fund and Emerging Markets Bond Fund to Transfer Agency and Service Agreement (l).

          (13.18) Form of letter agreement between Registrant and State Street Bank and Trust Company, adding Pacific Rim Fund, Greater China Fund and Latin America Fund to Transfer Agency and Service Agreement (n).


          (13.19) Amended form of letter agreement between Registrant and State Street Bank and Trust Company, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Transfer Agency and Service Agreement (p).


          (13.20) Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (f).


          (13.21) Form of amended Shareholder Service Plan between Registrant and Nicholas-Applegate Securities (o).


          (13.22) License Agreement dated as of December 17, 1992, between Registrant and Nicholas-Applegate Capital Management (f).

          (13.23) Accounting Services Agreement between Registrant and PFPC Inc. dated as of April 1, 1993 (f).

          (13.24) Letter agreement between Registrant and PFPC Inc. dated July 19, 1993, adding certain Institutional (formerly Qualified) Portfolio series to Accounting Services Agreement (f).

          (13.25) Letter agreement between Registrant and PFPC Inc. dated August 20, 1993, adding Emerging Growth Portfolio series to Accounting Services Agreement (f).

          (13.26) Letter agreement between Registrant and PFPC Inc. dated December 15, 1993, adding International Growth Portfolio series to Accounting Services Agreement (f).

          (13.27) Letter agreement between Registrant and PFPC Inc. dated April 22, 1994, adding Core Growth Qualified Portfolio series to Accounting Services Agreement (f).

          (13.28) Letter agreement between Registrant and PFPC Inc., adding Emerging Countries Growth Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to Accounting Services Agreement (f).

          (13.29) Letter agreement between Registrant and PFPC Inc., adding Series B Portfolios to Accounting Services Agreement (f).

          (13.30) Letter agreement between Registrant and PFPC Inc., adding Fixed Income Portfolio series to Accounting Services Agreement (f).

          (13.31) Form of letter agreement between Registrant and PFPC Inc. adding Value Institutional Portfolio series to Accounting Services Agreement (a).

          (13.32) Form of letter agreement between Registrant and PFPC Inc. adding High Yield Bond and Strategic Income Institutional Portfolio series to Accounting Services Agreement (b).

          (13.33) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth and Core Growth International Portfolio series to Accounting Services Agreement (i).

          (13.34) Form of letter agreement between Registrant and PFPC Inc. adding Core Growth International Portfolio C series to Accounting Services Agreement (i).

          (13.35) Form of letter agreement between Registrant and PFPC Inc. adding Large Cap Growth A, B, C and Qualified Portfolio series to Accounting Services Agreement (j).

          (13.36) Form of letter agreement between Registrant and PFPC Inc., adding Global Blue Chip Fund and Emerging Markets Bond Fund to Accounting Services Agreement (l).

          (13.37) Form of letter agreement between Registrant and PFPC Inc. with respect to accounting services fees related to the Global Blue Chip Fund and the Emerging Markets Bond Fund
                    (m).

          (13.38) Form of letter agreement between Registrant and PFPC Inc., adding the Pacific Rim Fund, Greater China Fund and Latin America Fund(n).


          (13.39) Form of letter agreement between Registrant and PFPC Inc. regarding fees for additional Funds under Accounting Services Agreement (o).

          (13.40) Amended form of letter agreement between Registrant and PFPC Inc., adding the Class A, B, C, Q and I shares of Registrant's additional Funds to Accounting Services Agreement (p).


          (13.41) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated September 27, 1993 regarding expense reimbursements (f).

          (13.42) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated December 15, 1993, adding International Growth Portfolio series to agreement regarding expense reimbursements (f).

          (13.43) Letter agreement between Registrant and Nicholas-Applegate Capital Management dated April 22, 1994, adding Qualified Portfolio series to agreement regarding expense reimbursements (f).

          (13.44) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Emerging Growth Institutional Portfolio series, Global Growth & Income Portfolio series and Mini-Cap Growth Portfolio series to agreement regarding expense reimbursements (f).

          (13.45) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Series B Portfolios to agreement regarding expense reimbursement (f).

          (13.46) Letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Qualified and Fixed Income Portfolio series to agreement regarding expense reimbursement (f).

          (13.47) Letter agreement between Registrant and Nicholas-Applegate Capital Management revising expense reimbursement agreement with respect to Government Income Portfolios (f).

          (13.48) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Value Institutional Portfolio series to agreement regarding expense reimbursement (a).

          (13.49) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding High Yield Bond and Strategic Income Institutional Portfolio series to agreement regarding expense reimbursement (b).

          (13.50) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth and Core Growth International Portfolio series to agreement regarding expense reimbursement (i).

          (13.51) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Core Growth International Portfolio C series to agreement regarding expense reimbursement (i).

          (13.52) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Large Cap Growth A, B, C and Qualified Portfolio series to agreement regarding expense reimbursement (j).

          (13.53) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding Global Blue Chip Fund, Emerging Markets Bond Fund, Pacific Rim Fund, Greater China Fund and Latin America Fund to agreement regarding expense reimbursement (n).


          (13.54) Amended form of letter agreement between Registrant and Nicholas-Applegate Capital Management, adding the Class A, B, C, Q and I shares of Registrant's additional Funds to agreement regarding expense reimbursement (p).


          (13.55) Credit Agreement among Registrant, Chemical Bank and certain other banks dated April 10, 1996 (f).

          (13.56) First Amendment Agreement to Credit Agreement dated as of April 9, 1997 among Registrant, The Chase Manhattan Bank, and certain other banks (l).

          (13.57) Form of Second Amendment Agreement to Credit Agreement among Registrant, The Chase Manhattan Bank, and certain other banks (n).

          (14)      Not applicable.

          (15)      Not applicable.


          (16.1)    Limited Power of Attorney of Fred C. Applegate (o).

          (16.2)    Limited Power of Attorney of Arthur B. Laffer (o).

          (16.3)    Limited Power of Attorney of Charles E. Young (o).

          (17.1)    Declaration of Rule 24f-2 (o).

          (17.2)    Proxy Cards (o).

          (18)      Multi-Class Plan (o).

------------------------------


     (a) Filed as an Exhibit to Amendment No. 28 to Registrant's Form N-1A Registration Statement on January 19, 1996 and incorporated herein by reference.

     (b) Filed as an Exhibit to Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996 and incorporated herein by reference.

     (c) Filed as an Exhibit to Amendment No. 1 to Registrant's Form N-1A Registration Statement on March 15, 1993 and incorporated herein by reference.

     (d) Filed as an Exhibit to Amendment No. 12 to Registrant's Form N-1A Registration Statement on August 1, 1994 and incorporated herein by reference.

     (e) Filed as an Exhibit to Amendment No. 14 to Registrant's Form N-1A Registration Statement on September 26, 1994 and incorporated herein by reference.

     (f) Filed as an Exhibit to Amendment No. 32 to Registrant's Form N-1A Registration Statement on June 3, 1996 and incorporated herein by reference.

     (g) Filed as an Exhibit to Amendment No. 37 to Registrant's Form N-1A Registration Statement on October 15, 1996 and incorporated herein by reference.

     (h) Filed as an Exhibit to Amendment No. 38 to Registrant's Form N-1A Registration Statement on October 25, 1996 and incorporated herein by reference.


     (i) Filed as an Exhibit to Amendment No. 40 to Registrant's Form N-1A Registration Statement on January 3, 1997 and incorporated herein by reference.

     (j) Filed as an Exhibit to Amendment No. 42 to Registrant's Form N-1A Registration Statement on May 1, 1997 and incorporated herein by reference.

     (k) Filed as an Exhibit to Amendment No. 44 to Registrant's Form N-1A Registration Statement on May 22, 1997 and incorporated herein by reference.

     (l) Filed as an Exhibit to Amendment No. 45 to Registrant's Form N-1A Registration Statement on July 14, 1997 and incorporated herein by reference.

     (m) Filed as an Exhibit to Amendment No. 47 to Registrant's Form N-1A Registration Statement on July 28, 1997 and incorporated herein by reference.

     (n) Filed as an Exhibit to Amendment No. 49 to Registrant's Form N-1A Registration Statement on September 2, 1997 and incorporated herein by reference.


     (o) Filed as an Exhibit to Registrant's Form N-14 Registration Statement on December 5, 1997 and incorporated herein by reference.

     (p) Filed as an Exhibit to Amendment No. 50 to Registrant's Form N-1A Registration Statement on December 15, 1997 and incorporated herein by Reference.

     (q) Filed as an Exhibit to Amendment No. 52 to Registrant's Form N-1a Registration Statement on December 29, 1997 and incorporated herein by reference.


Item 17.  UNDERTAKINGS

          (1) The undersigned registrant agrees that prior to any public offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant in the City of San Diego, State of California, on the 6th day of January, 1998.


                                        NICHOLAS-APPLEGATE MUTUAL FUNDS



                                        By S/ John D. Wylie
                                           -------------------------------
                                           John D. Wylie
                                           President

          As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



 S/ John D. Wylie             Principal Executive Officer        January 6, 1998
-------------------------
John D. Wylie


 S/ Thomas Pindelski          Principal Financial and            January 6, 1998
-------------------------     Accounting Officer
Thomas Pindelski


Fred C. Applegate*            Trustee                            January 6, 1998
------------------
Fred C. Applegate


Arthur B. Laffer*             Trustee                            January 6, 1998
-----------------
Arthur B. Laffer


Charles E. Young*             Trustee                            January 6, 1998
-----------------
Charles E. Young




*s/  E. Blake Moore, Jr.
------------------------
By:  E. Blake Moore, Jr.
     Attorney In Fact